JPMorgan Unconstrained Debt Fund
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 40.3%
Aerospace & Defense — 0.2%
ATI, Inc. 5.13%, 10/1/2031	250	241
Boeing Co. (The)
3.25%, 2/1/2035	120	99
5.71%, 5/1/2040	415	400
3.85%, 11/1/2048	375	258
3.95%, 8/1/2059	784	520
Bombardier, Inc. (Canada)
7.25%, 7/1/2031 (a)	200	206
7.00%, 6/1/2032 (a)	24	25
6.75%, 6/15/2033 (a)	30	30
General Electric Co. 4.13%, 9/19/2035 (b)	116	138
Rolls-Royce plc (United Kingdom) 4.63%, 2/16/2026 (a)	110	126
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	20	21
TransDigm, Inc.
6.38%, 3/1/2029 (a)	31	32
6.63%, 3/1/2032 (a)	32	33
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	33	35
		2,164
Automobile Components — 0.5%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	25	26
8.25%, 4/15/2031 (a)	260	265
7.50%, 2/15/2033 (a)	74	73
Adler Pelzer Holding GmbH (Germany) 9.50%, 4/1/2027 (a)	206	223
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	130	130
3.75%, 1/30/2031 (a)	305	277
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	200	199
Clarios Global LP
8.50%, 5/15/2027 (a)	165	166
6.75%, 2/15/2030 (a)	48	49
Cooper-Standard Automotive, Inc. 5.63% (Cash), 5/15/2027 (a) (c)	396	335
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	125	96
Forvia SE (France)
2.38%, 6/15/2027 (b)	300	330
5.63%, 6/15/2030 (b)	450	515
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	195	187
6.63%, 7/15/2030	30	30
Grupo Antolin-Irausa SA (Spain)
3.50%, 4/30/2028 (a)	168	132
10.38%, 1/30/2030 (a)	102	84
IHO Verwaltungs GmbH (Germany)
8.75% (Cash), 5/15/2028 (a) (c)	185	220
8.75% (Cash), 5/15/2028 (b) (c) (d)	130	155
7.00% (Cash), 11/15/2031 (a) (c)	230	274
7.00% (Cash), 11/15/2031 (b) (c)	225	268

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — continued
Schaeffler AG (Germany) 5.38%, 4/1/2031 (b)	300	346
Valeo SE (France) 4.50%, 4/11/2030 (b)	200	225
ZF Europe Finance BV (Germany)
2.00%, 2/23/2026 (b)	200	224
2.50%, 10/23/2027 (b)	700	756
ZF Finance GmbH (Germany) 3.75%, 9/21/2028 (b)	100	108
		5,693
Automobiles — 0.6%
Hyundai Capital America
1.30%, 1/8/2026 (a)	430	421
3.50%, 11/2/2026 (a)	2,180	2,139
6.50%, 1/16/2029 (a)	280	292
5.40%, 1/8/2031 (a)	1,000	1,008
RCI Banque SA (France) (EURIBOR ICE Swap Rate 5 Year + 2.20%), 4.75%, 3/24/2037 (b) (e)	500	569
Renault SA (France) 2.50%, 6/2/2027 (b)	800	902
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (a)	431	432
6.45%, 3/18/2035 (a)	620	613
Volkswagen Group of America Finance LLC (Germany) 5.80%, 3/27/2035 (a)	200	198
		6,574
Banks — 11.0%
ABN AMRO Bank NV (Netherlands)
(EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (b) (e) (f) (g) (h)	400	455
4.80%, 4/18/2026 (a)	800	799
AIB Group plc (Ireland)
(EUR Swap Annual 5 Year + 6.63%), 6.25%, 6/23/2025 (b) (e) (f) (g) (h)	1,900	2,161
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (e)	335	352
(SOFR + 1.91%), 5.87%, 3/28/2035 (a) (e)	200	203
Banco Bilbao Vizcaya Argentaria SA (Spain)
(EURIBOR ICE Swap Rate 5 Year + 5.54%), 8.38%, 6/21/2028 (b) (e) (f) (g) (h)	600	746
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (e) (f) (g) (h)	2,200	2,415
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (e) (f) (g) (h)	1,000	1,101
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (b) (e) (f) (g) (h)	600	714
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (e) (f) (g) (h)	1,000	1,150
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (e)	525	526
(SOFR + 1.05%), 2.55%, 2/4/2028 (e)	2,485	2,402
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	440	447
(SOFR + 1.57%), 5.82%, 9/15/2029 (e)	1,225	1,269
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (e) (g) (h)	541	550
(SOFR + 1.22%), 2.30%, 7/21/2032 (e)	399	342
(SOFR + 1.21%), 2.57%, 10/20/2032 (e)	2,700	2,341
(SOFR + 1.91%), 5.43%, 8/15/2035 (e)	1,590	1,558
(SOFR + 1.31%), 5.51%, 1/24/2036 (e)	519	523
(SOFR + 1.93%), 2.68%, 6/19/2041 (e)	740	516

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of Ireland Group plc (Ireland) (EUR Swap Annual 5 Year + 6.43%), 6.00%, 9/1/2025 (b) (e) (f) (g) (h)	1,400	1,599
Bank of Nova Scotia (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (e) (f)	430	401
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (e) (f)	2,100	1,940
Banque Federative du Credit Mutuel SA (France) 4.75%, 7/13/2027 (a)	1,245	1,247
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (a) (e) (f) (g) (h)	1,430	1,515
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (e) (f) (g) (h)	400	416
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (b) (e) (f) (g) (h)	1,000	1,233
(SOFR + 1.62%), 5.79%, 1/13/2033 (a) (e)	830	850
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (e)	1,965	1,954
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (e)	2,703	2,720
(SOFR + 1.09%), 2.05%, 10/19/2027 (a) (e)	300	289
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (e)	1,060	910
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (e)	2,210	2,394
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (e)	590	612
CaixaBank SA (Spain)
(EURIBOR 3 Month + 1.95%), 5.13%, 7/19/2034 (b) (e)	1,800	2,260
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (e)	1,310	1,419
(SOFR + 2.26%), 6.04%, 6/15/2035 (a) (e)	1,460	1,505
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (e) (g) (h)	550	544
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (e) (g) (h)	2,521	2,470
(SOFR + 1.55%), 5.61%, 9/29/2026 (e)	1,557	1,561
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (e)	1,225	1,209
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	3,220	3,133
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (e) (g) (h)	1,575	1,593
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (e) (g) (h)	710	702
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	1,695	1,674
(SOFR + 1.18%), 2.52%, 11/3/2032 (e)	920	792
(SOFR + 2.06%), 5.83%, 2/13/2035 (e)	1,015	1,012
Commerzbank AG (Germany)
(EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/5/2030 (b) (e)	200	228
(EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (b) (e) (f) (g) (h)	200	248
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (e)	1,225	1,210
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (b) (e) (f) (g) (h)	1,600	1,800
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (e)	1,720	1,691
Credit Agricole SA (France)
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (e)	302	295
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (e)	710	742
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (e)	1,085	1,102
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (e)	482	477
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (e)	701	693

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
HSBC Holdings plc (United Kingdom)
(SOFR + 2.61%), 5.21%, 8/11/2028 (e)	2,565	2,591
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	2,575	2,420
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (e)	666	642
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 7.05%, 6/5/2030 (e) (g) (h)	1,520	1,533
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (e) (f) (g) (h)	1,794	1,614
(SOFR + 2.39%), 6.25%, 3/9/2034 (e)	720	757
(SOFR + 1.90%), 5.87%, 11/18/2035 (e)	1,020	1,011
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (e)	1,164	1,171
ING Groep NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (e) (f) (g) (h)	1,488	1,479
Intesa Sanpaolo SpA (Italy)
7.00%, 11/21/2025 (a)	256	258
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (b) (e) (f) (g) (h)	862	1,027
(EUR Swap Annual 5 Year + 5.56%), 6.38%, 3/30/2028 (b) (e) (f) (g) (h)	440	517
6.63%, 6/20/2033 (a)	3,845	4,095
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (e)	1,485	1,170
KBC Group NV (Belgium)
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (b) (e) (f) (g) (h)	1,400	1,747
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (e)	440	452
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (e)	2,181	2,289
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (e)	1,360	1,379
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (e) (f) (g) (h)	756	754
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (e) (f) (g) (h)	440	467
NatWest Markets plc (United Kingdom) 5.02%, 3/21/2030 (a)	200	201
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (e) (g) (h)	1,278	1,216
(SOFR + 1.26%), 4.81%, 10/21/2032 (e)	510	504
(SOFR + 1.90%), 5.68%, 1/22/2035 (e)	255	260
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (e)	940	949
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	1,400	1,353
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	2,100	2,180
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (a) (e) (f) (g) (h)	1,000	1,088
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (e) (f) (g) (h)	2,350	2,363
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (e) (f) (g) (h)	452	403
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (e)	900	926
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (e)	700	747
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (e)	338	330
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (e) (f) (g) (h)	2,400	2,178
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (e)	245	256
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	1,047	1,026

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.36%), 5.87%, 6/8/2034 (e)	859	880
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	195	198
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (e)	720	699
(EUR Swap Annual 5 Year + 4.61%), 4.45%, 12/3/2027 (b) (e) (f) (g) (h)	500	560
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (b) (e)	781	938
(EUR Swap Annual 5 Year + 2.80%), 2.73%, 1/15/2032 (b) (e)	500	562
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (e)	2,114	1,889
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (e)	285	290
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (e)	1,410	1,383
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	2,720	2,790
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (e) (g) (h)	740	761
(SOFR + 1.11%), 5.24%, 1/24/2031 (e)	1,045	1,061
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	2,798	2,834
(SOFR + 1.74%), 5.60%, 4/23/2036 (e)	1,395	1,411
Westpac Banking Corp. (Australia) (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (e) (f)	250	247
		126,866
Beverages — 0.0% ^
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	126	126
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	85	85
		211
Biotechnology — 0.5%
AbbVie, Inc.
5.05%, 3/15/2034	580	581
4.70%, 5/14/2045	417	366
4.25%, 11/21/2049	3,295	2,640
Gilead Sciences, Inc.
2.80%, 10/1/2050	720	438
5.55%, 10/15/2053	1,122	1,076
Grifols SA 3.88%, 10/15/2028 (b)	230	250
		5,351
Broadline Retail — 0.1%
Amazon.com, Inc. 2.70%, 6/3/2060	350	196
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	95	95
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	70	31
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	86	74
9.75%, 10/1/2027 (a)	24	25
Wayfair LLC
7.25%, 10/31/2029 (a)	177	172
7.75%, 9/15/2030 (a)	93	91
		684

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — 0.2%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	270	245
6.38%, 3/1/2034 (a)	25	25
6.75%, 5/15/2035 (a)	33	33
EMRLD Borrower LP
6.38%, 12/15/2030 (a)	143	170
6.38%, 12/15/2030 (b)	140	167
6.63%, 12/15/2030 (a)	350	354
6.75%, 7/15/2031 (a)	22	23
Griffon Corp. 5.75%, 3/1/2028	425	422
JELD-WEN, Inc. 7.00%, 9/1/2032 (a)	220	163
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	313	311
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	35	32
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	106	108
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	90	88
		2,141
Capital Markets — 4.0%
CFAMC III Co. Ltd. (China) 4.25%, 11/7/2027 (b)	880	858
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	195	181
Deutsche Bank AG (Germany)
(SOFR + 2.26%), 3.74%, 1/7/2033 (e)	1,206	1,062
(SOFR + 2.05%), 5.40%, 9/11/2035 (e)	1,970	1,922
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (e) (g) (h)	1,118	1,099
(SOFR + 0.80%), 1.43%, 3/9/2027 (e)	2,330	2,271
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	1,270	1,227
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (e) (g) (h)	1,195	1,244
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (e) (g) (h)	448	452
(SOFR + 1.14%), 4.69%, 10/23/2030 (e)	400	398
(SOFR + 1.08%), 5.21%, 1/28/2031 (e)	700	710
(SOFR + 1.58%), 5.22%, 4/23/2031 (e)	725	736
(SOFR + 1.28%), 2.62%, 4/22/2032 (e)	3,130	2,745
(SOFR + 1.26%), 2.65%, 10/21/2032 (e)	1,525	1,324
(SOFR + 1.41%), 3.10%, 2/24/2033 (e)	2,540	2,243
(SOFR + 1.42%), 5.02%, 10/23/2035 (e)	375	363
(SOFR + 1.38%), 5.54%, 1/28/2036 (e)	605	609
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (e)	2,660	2,585
(SOFR + 1.61%), 4.21%, 4/20/2028 (e)	288	286
3.59%, 7/22/2028 (d)	2,210	2,161
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	4,130	4,180
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	760	771
(SOFR + 1.63%), 5.45%, 7/20/2029 (e)	2,860	2,925
(SOFR + 1.10%), 4.65%, 10/18/2030 (e)	810	805
(SOFR + 1.11%), 5.23%, 1/15/2031 (e)	1,320	1,339
(SOFR + 1.14%), 2.70%, 1/22/2031 (e)	1,560	1,423
(SOFR + 1.51%), 5.19%, 4/17/2031 (e)	925	938

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	159	137
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	1,070	1,063
(SOFR + 1.76%), 5.66%, 4/17/2036 (e)	737	749
(SOFR + 1.36%), 2.48%, 9/16/2036 (e)	360	301
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (e) (g) (h)	341	348
UBS Group AG (Switzerland)
4.28%, 1/9/2028 (a)	2,840	2,810
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (e) (f) (g) (h)	940	1,023
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.31%), 4.38%, 2/10/2031 (a) (e) (f) (g) (h)	575	504
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (e) (f) (g) (h)	818	934
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (e)	1,455	1,777
		46,503
Chemicals — 0.7%
Alpek SAB de CV (Mexico) 3.25%, 2/25/2031 (b)	1,180	1,010
ASK Chemicals Deutschland Holding GmbH (Germany) 10.00%, 11/15/2029 (a)	144	160
Avient Corp. 7.13%, 8/1/2030 (a)	15	15
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (b)	570	496
CF Industries, Inc.
4.50%, 12/1/2026 (a)	835	832
4.95%, 6/1/2043	1,313	1,125
Chemours Co. (The)
5.75%, 11/15/2028 (a)	170	152
8.00%, 1/15/2033 (a)	47	41
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	226	217
Herens Midco SARL (Luxembourg)
5.25%, 5/15/2029 (a)	138	118
5.25%, 5/15/2029 (b)	100	86
INEOS Finance plc (Luxembourg)
6.63%, 5/15/2028 (b)	150	175
6.38%, 4/15/2029 (a)	123	141
7.50%, 4/15/2029 (a)	200	197
INEOS Quattro Finance 2 plc (United Kingdom) 6.75%, 4/15/2030 (a)	185	200
INEOS Styrolution Ludwigshafen GmbH (United Kingdom) 2.25%, 1/16/2027 (b)	300	330
Lune Holdings SARL (France) 5.63%, 11/15/2028 (a)	244	170
Monitchem HoldCo 3 SA (Luxembourg) 8.75%, 5/1/2028 (b)	100	114
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	248	248
4.25%, 5/15/2029 (a)	70	67
OCP SA (Morocco)
6.10%, 4/30/2030 (a)	503	503
6.88%, 4/25/2044 (b)	390	365
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	115	109
4.38%, 2/1/2032	555	500

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	65	64
5.63%, 8/15/2029 (a)	210	185
		7,620
Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	325	287
Amber Finco plc (United Kingdom)
6.63%, 7/15/2029 (a)	111	132
6.63%, 7/15/2029 (b)	250	297
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	40	38
4.75%, 10/15/2029 (a)	17	17
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	85	84
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	95	90
CoreCivic, Inc. 8.25%, 4/15/2029	110	116
Garda World Security Corp. (Canada)
8.25%, 8/1/2032 (a)	50	50
8.38%, 11/15/2032 (a)	43	43
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	85	82
4.75%, 6/15/2029 (a)	75	73
Interface, Inc. 5.50%, 12/1/2028 (a)	35	34
Madison IAQ LLC 5.88%, 6/30/2029 (a)	105	102
Paprec Holding SA (France)
3.50%, 7/1/2028 (a)	164	185
3.50%, 7/1/2028 (b)	240	271
Q-Park Holding I BV (Netherlands)
5.13%, 3/1/2029 (a)	209	244
5.13%, 3/1/2029 (b)	200	234
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	67	67
Techem Verwaltungsgesellschaft 674 mbH 6.00%, 7/30/2026 (b)	466	529
Verisure Holding AB (Sweden)
3.25%, 2/15/2027 (b)	400	450
5.50%, 5/15/2030 (a)	192	227
Verisure Midholding AB (Sweden)
5.25%, 2/15/2029 (b)	480	549
5.25%, 2/15/2029 (a)	119	136
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	130	133
6.63%, 4/15/2030 (a)	23	24
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	80	82
		4,576
Communications Equipment — 0.0% ^
Ciena Corp. 4.00%, 1/31/2030 (a)	170	158
CommScope LLC 4.75%, 9/1/2029 (a)	200	192
		350

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction & Engineering — 0.2%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	40	38
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	15	15
Heathrow Funding Ltd. (United Kingdom)
1.13%, 10/8/2030 (b)	1,400	1,424
5.88%, 5/13/2041 (b)	500	649
Weekley Homes LLC 4.88%, 9/15/2028 (a)	125	120
		2,246
Construction Materials — 0.1%
Cemex SAB de CV (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (a) (e) (g) (h)	1,054	1,040
Consumer Finance — 1.7%
AerCap Ireland Capital DAC (Ireland)
1.75%, 1/30/2026	1,030	1,009
2.45%, 10/29/2026	193	187
5.75%, 6/6/2028	750	771
3.30%, 1/30/2032	835	742
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (e) (g) (h)	391	378
(SOFR + 1.79%), 5.67%, 4/25/2036 (e)	450	460
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	270	270
2.13%, 2/21/2026 (a)	100	97
4.25%, 4/15/2026 (a)	610	602
4.38%, 5/1/2026 (a)	460	455
6.38%, 5/4/2028 (a)	835	864
5.75%, 3/1/2029 (a)	3,565	3,630
5.75%, 11/15/2029 (a)	942	955
5.15%, 1/15/2030 (a)	1,970	1,961
5.38%, 5/30/2030 (a)	155	155
Ford Motor Credit Co. LLC
4.95%, 5/28/2027	760	749
4.00%, 11/13/2030	1,085	966
General Motors Financial Co., Inc.
2.35%, 1/8/2031	762	650
5.60%, 6/18/2031	540	542
5.45%, 9/6/2034	2,140	2,049
OneMain Finance Corp.
3.88%, 9/15/2028	135	127
5.38%, 11/15/2029	115	111
4.00%, 9/15/2030	10	9
Volkswagen International Finance NV (Germany) (EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (b) (e) (g) (h)	600	678
Volkswagen Leasing GmbH (Germany) 0.50%, 1/12/2029 (b)	1,400	1,461
		19,878
Consumer Staples Distribution & Retail — 0.0% ^
Albertsons Cos., Inc. 4.63%, 1/15/2027 (a)	120	119
ELO SACA (France) 3.25%, 7/23/2027 (b)	200	221

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Performance Food Group, Inc.
4.25%, 8/1/2029 (a)	50	48
6.13%, 9/15/2032 (a)	20	20
Rite Aid Corp.
8.00%, 10/18/2024 ‡	42	— (i)
7.50%, 7/1/2025 ‡ (j)	50	— (i)
8.00%, 11/15/2026 ‡ (j)	98	— (i)
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (e) (j)	16	— (i)
Series A, 15.00%, 8/30/2031 ‡ (j)	45	— (i)
Series B, 15.00%, 8/30/2031 ‡ (j)	21	— (i)
US Foods, Inc. 4.75%, 2/15/2029 (a)	100	98
		506
Containers & Packaging — 0.4%
Ardagh Packaging Finance plc
2.13%, 8/15/2026 (b)	610	637
4.75%, 7/15/2027 (b)	100	61
5.25%, 8/15/2027 (a)	295	134
Ball Corp. 4.25%, 7/1/2032	100	116
Berry Global, Inc. 5.80%, 6/15/2031	1,760	1,827
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	180	182
Crown European Holdings SACA 4.50%, 1/15/2030 (a)	113	133
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	245	247
9.25%, 4/15/2027 (a)	150	148
OI European Group BV
6.25%, 5/15/2028 (a)	126	148
6.25%, 5/15/2028 (b)	100	117
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	80	80
Pro-Gest SpA (Italy) 3.25%, 12/15/2024 (b) (j)	350	103
Silgan Holdings, Inc. 2.25%, 6/1/2028	400	439
TriMas Corp. 4.13%, 4/15/2029 (a)	115	108
		4,480
Distributors — 0.0% ^
Azelis Finance NV (Belgium) 5.75%, 3/15/2028 (b)	300	352
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	120	125
		477
Diversified Consumer Services — 0.0% ^
RAC Bond Co. plc (United Kingdom)
5.25%, 11/4/2027 (a)	168	221
5.25%, 11/4/2027 (b)	140	184
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	83	87
		492

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — 0.0% ^
WP Carey, Inc.
2.40%, 2/1/2031	180	156
2.25%, 4/1/2033	367	295
		451
Diversified Telecommunication Services — 1.2%
Altice France SA (France)
5.88%, 2/1/2027 (b)	200	209
8.13%, 2/1/2027 (a)	205	188
3.38%, 1/15/2028 (b)	600	578
5.13%, 7/15/2029 (a)	300	253
AT&T, Inc.
3.50%, 9/15/2053	860	571
6.05%, 8/15/2056	660	661
CCO Holdings LLC
5.13%, 5/1/2027 (a)	2,370	2,346
5.00%, 2/1/2028 (a)	665	652
5.38%, 6/1/2029 (a)	65	64
4.75%, 3/1/2030 (a)	810	773
4.50%, 8/15/2030 (a)	360	338
4.25%, 2/1/2031 (a)	250	229
4.50%, 5/1/2032	70	64
eircom Finance DAC (Ireland) 5.75%, 12/15/2029 (b)	260	309
Fibercop SpA (Italy)
2.38%, 10/12/2027 (b)	210	232
7.75%, 1/24/2033	330	444
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	305	306
6.75%, 5/1/2029 (a)	145	147
GCI LLC 4.75%, 10/15/2028 (a)	260	245
Iliad Holding SASU (France)
5.63%, 10/15/2028 (a)	344	398
5.63%, 10/15/2028 (b)	560	647
6.88%, 4/15/2031 (a)	164	198
6.88%, 4/15/2031 (b)	400	483
Infrastrutture Wireless Italiane SpA (Italy) 1.63%, 10/21/2028 (b)	240	262
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	515	506
Kaixo Bondco Telecom SA (Spain) 5.13%, 9/30/2029 (b)	335	386
Level 3 Financing, Inc. 11.00%, 11/15/2029 (a)	185	210
Lorca Telecom Bondco SA (Spain)
4.00%, 9/18/2027 (a)	100	114
4.00%, 9/18/2027 (b)	400	454
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	39	38
4.13%, 4/15/2030 (a)	327	318
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	76	74
Telecom Italia SpA (Italy) 7.88%, 7/31/2028 (b)	380	486

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	700	618
Virgin Media Finance plc (United Kingdom) 3.75%, 7/15/2030 (b)	135	145
		13,946
Electric Utilities — 3.8%
Alfa Desarrollo SpA (Chile) 4.55%, 9/27/2051 (a)	930	672
Comision Federal de Electricidad (Mexico) 6.45%, 1/24/2035 (a)	412	396
Duke Energy Carolinas LLC 5.40%, 1/15/2054	111	103
Duke Energy Indiana LLC 5.40%, 4/1/2053	125	115
Duke Energy Ohio, Inc. 5.65%, 4/1/2053	44	42
Duke Energy Progress LLC 5.55%, 3/15/2055	33	31
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	540	460
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (e)	752	743
EDP SA (Portugal)
(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (b) (e)	900	1,019
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (b) (e)	1,500	1,650
Electricite de France SA (France)
5.70%, 5/23/2028 (a)	245	252
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (b) (e) (g) (h)	400	500
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (b) (e) (g) (h)	400	427
Emera US Finance LP (Canada) 2.64%, 6/15/2031	1,964	1,691
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (e)	1,058	1,063
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (a)	1,135	1,101
2.50%, 7/12/2031 (a) (k)	316	274
5.00%, 6/15/2032 (a)	580	573
Enel SpA (Italy) (EUR Swap Annual 5 Year + 2.68%), 2.25%, 12/10/2026 (b) (e) (g) (h)	1,800	2,006
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (e)	965	987
Entergy Mississippi LLC 5.80%, 4/15/2055	112	108
Entergy Texas, Inc. 1.75%, 3/15/2031	385	328
Exelon Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (e)	1,435	1,433
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	832	809
FirstEnergy Pennsylvania Electric Co. 5.20%, 4/1/2028 (a)	390	396
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	1,540	1,457
4.55%, 4/1/2049 (a)	663	556
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	1,855	1,705
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	5,248	4,540
MidAmerican Energy Co. 4.25%, 5/1/2046	350	282
Nevada Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.94%), 6.25%, 5/15/2055 (e)	1,190	1,171
NextEra Energy Capital Holdings, Inc.
5.45%, 3/15/2035	1,590	1,589
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (e)	520	532
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (e)	545	552
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (e)	1,642	1,644
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (e)	190	191
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	105	98

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.25%, 6/15/2029 (a)	60	59
Pacific Gas and Electric Co.
2.95%, 3/1/2026	360	354
6.15%, 1/15/2033	1,430	1,454
6.40%, 6/15/2033	1,270	1,307
3.75%, 8/15/2042 (k)	1,215	857
4.60%, 6/15/2043	250	196
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia) 4.38%, 2/5/2050 (b)	366	268
PG&E Corp.
5.00%, 7/1/2028	20	20
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (e)	1,711	1,675
PPL Capital Funding, Inc.
5.25%, 9/1/2034	100	99
Series A, (3-MONTH CME TERM SOFR + 2.93%), 7.23%, 3/30/2067 (e)	661	656
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	1,220	1,182
Series 13-A, 3.90%, 3/15/2043	214	155
3.65%, 2/1/2050	484	314
Union Electric Co. 3.90%, 4/1/2052	260	192
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	1,031	1,012
4.30%, 7/15/2029 (a)	1,550	1,510
6.88%, 4/15/2032 (a)	252	262
6.00%, 4/15/2034 (a)	555	563
5.70%, 12/30/2034 (a)	240	239
		43,870
Electrical Equipment — 0.0% ^
Energizer Gamma Acquisition BV 3.50%, 6/30/2029 (b)	170	183
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc. 3.88%, 3/15/2028 (b)	530	602
Coherent Corp. 5.00%, 12/15/2029 (a)	601	582
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	290	258
		1,442
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.63%, 9/1/2032 (a)	30	30
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	711	663
Noble Finance II LLC 8.00%, 4/15/2030 (a)	34	34
OEG Finance plc (United Kingdom) 7.25%, 9/27/2029 (b)	150	174
Precision Drilling Corp. (Canada) 6.88%, 1/15/2029 (a)	30	29
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	27	28
Transocean, Inc. 8.25%, 5/15/2029 (a)	35	31
Viridien (France) 8.50%, 10/15/2030 (a)	129	140
		1,129

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — 0.4%
Banijay Entertainment SAS (France)
7.00%, 5/1/2029 (a)	119	141
7.00%, 5/1/2029 (b)	200	237
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	25	25
7.00%, 8/1/2032 (a)	16	16
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	45	46
4.75%, 10/15/2027 (a)	255	251
Netflix, Inc.
4.88%, 4/15/2028	808	821
5.38%, 11/15/2029 (a)	1,351	1,400
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	660	650
5.40%, 6/12/2029	88	90
5.60%, 6/12/2034	352	357
Walt Disney Co. (The) 3.60%, 1/13/2051	740	531
WMG Acquisition Corp. 2.25%, 8/15/2031 (a)	110	116
		4,681
Financial Services — 0.3%
Benteler International AG (Austria) 9.38%, 5/15/2028 (b)	160	191
Block, Inc. 6.50%, 5/15/2032	149	152
Global Payments, Inc.
2.90%, 5/15/2030	400	363
2.90%, 11/15/2031	1,010	878
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	75	75
5.13%, 12/15/2030 (a)	75	75
7.13%, 2/1/2032 (a)	315	328
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	57	62
Paysafe Finance plc 3.00%, 6/15/2029 (a)	169	182
ProGroup AG (Germany) 5.13%, 4/15/2029 (b)	300	340
Rocket Mortgage LLC 4.00%, 10/15/2033 (a)	190	164
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	166	169
		2,979
Food Products — 0.4%
Flora Food Management BV (Netherlands) 6.88%, 7/2/2029 (a)	219	256
JBS USA Holding Lux Sarl 7.25%, 11/15/2053	880	970
JBS USA Holding Lux SARL
6.75%, 3/15/2034	1,175	1,262
4.38%, 2/2/2052	397	299
JBS USA LUX SARL 5.95%, 4/20/2035 (a)	609	620
Mars, Inc.
5.20%, 3/1/2035 (a)	930	927
5.65%, 5/1/2045 (a)	213	209

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
Post Holdings, Inc. 5.50%, 12/15/2029 (a)	205	202
Sigma Holdco BV (Netherlands) 5.75%, 5/15/2026 (b)	27	31
		4,776
Gas Utilities — 0.0% ^
AmeriGas Partners LP 9.50%, 6/1/2030 (a)	60	60
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	240	155
UGI International LLC 2.50%, 12/1/2029 (a)	296	314
		529
Ground Transportation — 0.2%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	410	405
8.25%, 1/15/2030 (a)	162	165
8.00%, 2/15/2031 (a)	15	15
Avis Budget Finance plc 7.25%, 7/31/2030 (a)	252	290
Canadian Pacific Railway Co. (Canada) 3.50%, 5/1/2050	340	235
EC Finance plc (United Kingdom) 3.25%, 10/15/2026 (b) (k)	270	303
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	65	67
8.63%, 5/15/2032 (a)	65	68
8.00%, 3/15/2033 (a)	25	26
Herc Holdings Escrow, Inc. 7.00%, 6/15/2030 (a) (l)	59	61
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	280	247
12.63%, 7/15/2029 (a)	163	166
Loxam SAS (France) 4.50%, 2/15/2027 (a)	171	195
Uber Technologies, Inc. 5.35%, 9/15/2054	150	136
XPO, Inc. 7.13%, 2/1/2032 (a)	215	223
		2,602
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc. 3.88%, 7/15/2028 (b)	400	454
Baxter International, Inc. 2.54%, 2/1/2032	1,980	1,698
Medline Borrower LP
6.25%, 4/1/2029 (a)	49	50
5.25%, 10/1/2029 (a)	70	68
Medtronic Global Holdings SCA 1.50%, 7/2/2039	200	171
		2,441
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	30	30
Cencora, Inc. 2.70%, 3/15/2031	3,548	3,165
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	210	202
6.13%, 4/1/2030 (a)	55	42
5.25%, 5/15/2030 (a)	285	257
4.75%, 2/15/2031 (a)	25	21
10.88%, 1/15/2032 (a)	57	61

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
DaVita, Inc.
4.63%, 6/1/2030 (a)	185	173
6.88%, 9/1/2032 (a)	221	224
Encompass Health Corp.
4.50%, 2/1/2028	15	15
4.63%, 4/1/2031	160	153
HCA, Inc.
5.20%, 6/1/2028	630	639
4.13%, 6/15/2029	1,570	1,529
5.45%, 9/15/2034	160	158
5.75%, 3/1/2035	1,570	1,582
5.50%, 6/15/2047	66	60
5.25%, 6/15/2049	950	822
3.50%, 7/15/2051	480	308
4.63%, 3/15/2052	1,411	1,103
5.95%, 9/15/2054	1,135	1,070
6.20%, 3/1/2055	35	34
Owens & Minor, Inc.
6.63%, 4/1/2030 (a)	40	34
10.00%, 4/15/2030 (a)	63	66
Phoenix PIB Dutch Finance BV (Germany) 4.88%, 7/10/2029 (b)	300	354
Tenet Healthcare Corp.
5.13%, 11/1/2027	30	30
6.13%, 6/15/2030	55	56
6.75%, 5/15/2031	361	372
		12,560
Health Care REITs — 0.3%
Healthpeak OP LLC 5.25%, 12/15/2032	1,350	1,348
MPT Operating Partnership LP 8.50%, 2/15/2032 (a)	55	56
Ventas Realty LP 5.00%, 1/15/2035	740	712
Welltower OP LLC
2.80%, 6/1/2031	700	626
3.85%, 6/15/2032	410	384
		3,126
Health Care Technology — 0.1%
IQVIA, Inc. 2.25%, 1/15/2028 (b)	550	606
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.50%, 2/15/2029 (a)	85	82
6.50%, 4/1/2032 (a)	325	329
6.50%, 6/15/2033 (a) (l)	32	33
		444
Hotels, Restaurants & Leisure — 0.5%
888 Acquisitions Ltd. (United Kingdom) 7.56%, 7/15/2027 (a)	160	182
AccorInvest Group SA (Luxembourg) 6.38%, 10/15/2029 (b)	300	357

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Acushnet Co. 7.38%, 10/15/2028 (a)	215	223
Bertrand Franchise Finance SAS (France) 6.50%, 7/18/2030 (b)	200	229
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	265	255
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	61	61
7.00%, 2/15/2030 (a)	140	144
6.50%, 2/15/2032 (a)	30	30
Carnival Corp.
6.00%, 5/1/2029 (a)	445	446
6.13%, 2/15/2033 (a)	139	139
Cirsa Finance International SARL (Spain) 4.50%, 3/15/2027 (b)	500	568
eDreams ODIGEO SA (Spain) 5.50%, 7/15/2027 (a)	183	210
Hilton Domestic Operating Co., Inc. 5.88%, 3/15/2033 (a)	47	47
International Game Technology plc 2.38%, 4/15/2028 (b)	300	334
Lottomatica Group Spa (Italy) 4.88%, 1/31/2031 (a)	149	173
Marriott International, Inc. 5.35%, 3/15/2035	500	493
MGM Resorts International
5.50%, 4/15/2027	25	25
6.13%, 9/15/2029	234	235
Pinnacle Bidco plc (United Kingdom)
8.25%, 10/11/2028 (a)	164	196
8.25%, 10/11/2028 (b)	100	120
Punch Finance plc (United Kingdom)
6.13%, 6/30/2026 (b)	200	269
7.88%, 12/30/2030 (a) (l)	115	157
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	42	42
6.25%, 3/15/2032 (a)	25	25
6.00%, 2/1/2033 (a)	52	52
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	155	155
6.50%, 10/1/2028	195	197
6.63%, 5/1/2032 (a)	80	82
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	123	126
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	105	102
6.25%, 3/15/2033 (a)	150	148
		5,822
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	131	109
Newell Brands, Inc.
5.70%, 4/1/2026 (k)	11	11
8.50%, 6/1/2028 (a)	50	52
6.63%, 9/15/2029	295	285
6.38%, 5/15/2030	40	38
6.63%, 5/15/2032	25	23
7.00%, 4/1/2046 (k)	30	24

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Durables — continued
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	135	127
3.88%, 10/15/2031 (a)	200	178
Versuni Group BV (Netherlands) 3.13%, 6/15/2028 (a)	100	110
		957
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	50	50
4.13%, 10/15/2030	210	194
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	410	395
		639
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) 3.95%, 7/15/2030 (a)	768	717
Calpine Corp. 5.00%, 2/1/2031 (a)	235	228
Constellation Energy Generation LLC 5.60%, 6/15/2042	530	508
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	828	815
Saavi Energia Sarl (Mexico) 8.88%, 2/10/2035 (a)	627	638
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (e) (g) (h)	115	117
		3,023
Insurance — 0.5%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (e)	600	587
Cloverie plc for Zurich Insurance Co. Ltd. (Switzerland) (3-MONTH SOFR + 4.92%), 5.63%, 6/24/2046 (b) (e)	1,770	1,771
Generali (Italy) (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (b) (e)	400	478
MetLife, Inc.
6.40%, 12/15/2036	1,340	1,358
9.25%, 4/8/2038 (a)	380	445
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (a)	620	593
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (e)	720	731
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (e)	200	197
		6,160
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
4.45%, 8/15/2052	399	330
5.40%, 8/15/2054	1,095	1,040
Snap, Inc. 6.88%, 3/1/2033 (a)	32	32
		1,402
IT Services — 0.1%
Accenture Capital, Inc.
4.25%, 10/4/2031	380	373
4.50%, 10/4/2034	520	500
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	143	141
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	130	122

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — continued
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	125	115
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	119	119
		1,370
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	115	119
Machinery — 0.1%
Alstom SA (France) (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (b) (e) (g) (h)	300	351
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	130	136
Enpro, Inc. 6.13%, 6/1/2033 (a)	23	23
Terex Corp.
5.00%, 5/15/2029 (a)	33	32
6.25%, 10/15/2032 (a)	78	77
TK Elevator Midco GmbH 4.38%, 7/15/2027 (b)	180	204
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	130	135
Wabash National Corp. 4.50%, 10/15/2028 (a)	375	320
		1,278
Media — 1.3%
Charter Communications Operating LLC
2.25%, 1/15/2029	765	699
2.80%, 4/1/2031	410	360
3.50%, 6/1/2041	1,730	1,216
5.38%, 5/1/2047	958	805
3.70%, 4/1/2051	2,082	1,340
3.90%, 6/1/2052	1,038	685
5.25%, 4/1/2053	375	309
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	156	153
7.75%, 4/15/2028 (a)	480	439
9.00%, 9/15/2028 (a)	149	156
Comcast Corp.
2.80%, 1/15/2051	1,900	1,113
5.35%, 5/15/2053	1,410	1,277
2.99%, 11/1/2063	764	421
CSC Holdings LLC 5.38%, 2/1/2028 (a)	700	638
DISH DBS Corp.
7.75%, 7/1/2026	400	344
5.25%, 12/1/2026 (a)	440	406
5.75%, 12/1/2028 (a)	90	76
DISH Network Corp. 11.75%, 11/15/2027 (a)	1,305	1,346
Gray Media, Inc.
7.00%, 5/15/2027 (a)	145	144
10.50%, 7/15/2029 (a)	95	101
4.75%, 10/15/2030 (a)	150	109
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	254	210
10.88%, 5/1/2030 (a)	170	83

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
7.75%, 8/15/2030 (a)	151	116
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	105	104
Midcontinent Communications 8.00%, 8/15/2032 (a)	39	40
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	39	39
4.63%, 3/15/2030 (a)	30	28
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	90	76
SES SA (Luxembourg) (EURIBOR ICE Swap Rate 5 Year + 3.23%), 5.50%, 9/12/2054 (b) (e)	300	325
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	68	68
Sirius XM Radio LLC 4.00%, 7/15/2028 (a)	545	517
Stagwell Global LLC 5.63%, 8/15/2029 (a)	189	178
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	130	130
8.00%, 8/15/2028 (a)	120	120
Virgin Media Vendor Financing Notes III DAC (United Kingdom) 4.88%, 7/15/2028 (b)	400	511
Ziggo Bond Co. BV (Netherlands) 3.38%, 2/28/2030 (b)	810	791
		15,473
Metals & Mining — 1.0%
Anglo American Capital plc (South Africa) 5.50%, 5/2/2033 (a)	2,640	2,627
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	185	165
6.88%, 11/1/2029 (a)	35	33
7.50%, 9/15/2031 (a)	47	42
7.00%, 3/15/2032 (a)	19	16
Freeport-McMoRan, Inc. 4.25%, 3/1/2030	1,163	1,126
Glencore Funding LLC (Australia)
6.38%, 10/6/2030 (a)	1,866	1,979
5.63%, 4/4/2034 (a)	2,237	2,250
5.67%, 4/1/2035 (a)	1,280	1,284
Indonesia Asahan Aluminium PT (Indonesia) 5.45%, 5/15/2030 (a)	830	834
Novelis Corp. 6.88%, 1/30/2030 (a)	23	24
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (b)	270	298
United States Steel Corp. 6.88%, 3/1/2029	21	21
Vale Overseas Ltd. (Brazil) 6.40%, 6/28/2054	1,085	1,033
		11,732
Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053	151	122
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (e)	140	147
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (e)	1,370	1,419
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (e)	1,247	1,249
NGG Finance plc (United Kingdom) (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (b) (e)	518	572
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (e)	691	707
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	200	130
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (e)	680	663
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	482	410

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Veolia Environnement SA (France)
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (b) (e) (g) (h)	900	1,000
(EUR Swap Annual 5 Year + 2.82%), 5.99%, 11/22/2028 (b) (e) (g) (h)	300	364
		6,783
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	25	25
5.75%, 1/15/2028 (a)	110	110
5.38%, 6/15/2029 (a)	130	129
Antero Resources Corp. 7.63%, 2/1/2029 (a)	175	179
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (a)	25	25
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	150	145
7.38%, 3/15/2032 (a)	50	45
Blue Racer Midstream LLC 7.25%, 7/15/2032 (a)	175	181
BP Capital Markets America, Inc. 4.81%, 2/13/2033	2,050	2,012
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (e) (g) (h)	247	246
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (b) (e) (g) (h)	1,300	1,474
Buckeye Partners LP 6.75%, 2/1/2030 (a)	31	32
California Resources Corp. 7.13%, 2/1/2026 (a)	6	6
Cheniere Energy Partners LP
4.50%, 10/1/2029	2,380	2,330
5.95%, 6/30/2033	1,625	1,663
5.75%, 8/15/2034	2,255	2,263
Chevron USA, Inc. 2.34%, 8/12/2050	200	111
Chord Energy Corp. 6.75%, 3/15/2033 (a)	59	59
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	315	317
8.75%, 7/1/2031 (a)	65	64
9.63%, 6/15/2033 (a)	32	32
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	2,455	2,551
6.04%, 11/15/2033 (a)	655	674
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	330	325
Coterra Energy, Inc. 5.40%, 2/15/2035	684	663
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	150	155
7.63%, 4/1/2032 (a)	140	132
7.38%, 1/15/2033 (a)	75	70
Diamondback Energy, Inc. 5.75%, 4/18/2054	1,545	1,385
Ecopetrol SA (Colombia)
6.88%, 4/29/2030	630	617
7.38%, 9/18/2043	550	450
Enbridge, Inc. (Canada)
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (e)	3,034	3,181
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (e)	123	133

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (a)	35	36
8.75%, 5/1/2031 (a)	95	104
Energy Transfer LP (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (e)	1,270	1,331
Eni SpA (Italy)
4.25%, 5/9/2029 (a)	910	894
5.75%, 5/19/2035 (a)	310	310
Enterprise Products Operating LLC 5.55%, 2/16/2055	700	653
Expand Energy Corp.
6.75%, 4/15/2029 (a)	160	162
5.38%, 3/15/2030	1,725	1,716
5.70%, 1/15/2035	515	508
Exxon Mobil Corp. 3.00%, 8/16/2039	670	513
Genesis Energy LP
8.25%, 1/15/2029	25	26
8.00%, 5/15/2033	29	29
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	280	277
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	1,053	1,031
Greenko Power II Ltd. (India) 4.30%, 12/13/2028 (a)	679	635
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	41	42
Hess Midstream Operations LP 5.88%, 3/1/2028 (a)	27	27
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	40	38
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (a)	210	220
KazMunayGas National Co. JSC (Kazakhstan) 5.75%, 4/19/2047 (b)	998	837
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	25	25
Matador Resources Co. 6.25%, 4/15/2033 (a)	152	146
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	145	142
NuStar Logistics LP 5.63%, 4/28/2027	40	40
Permian Resources Operating LLC
7.00%, 1/15/2032 (a)	75	77
6.25%, 2/1/2033 (a)	31	31
Petroleos Mexicanos (Mexico) 6.50%, 1/23/2029	419	400
Range Resources Corp. 8.25%, 1/15/2029	340	349
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	46	47
SM Energy Co.
6.63%, 1/15/2027	245	245
6.75%, 8/1/2029 (a)	34	33
7.00%, 8/1/2032 (a)	31	30
Tallgrass Energy Partners LP
7.38%, 2/15/2029 (a)	15	15
6.00%, 9/1/2031 (a)	65	62
TotalEnergies Capital International SA (France) 3.13%, 5/29/2050	310	199
TotalEnergies Capital SA (France) 5.28%, 9/10/2054	300	272
Transcanada Trust (Canada) Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (e)	810	804
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	23	24
9.50%, 2/1/2029 (a)	26	28

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
7.00%, 1/15/2030 (a)	194	193
9.88%, 2/1/2032 (a)	84	89
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	60	49
		34,473
Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	1,200	1,222
Passenger Airlines — 0.0% ^
American Airlines, Inc.
5.50%, 4/20/2026 (a)	22	22
5.75%, 4/20/2029 (a)	200	196
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	169	167
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	50	49
		434
Personal Care Products — 0.0% ^
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	130	128
4.13%, 4/1/2029 (a)	165	154
Perrigo Finance Unlimited Co.
5.38%, 9/30/2032	145	170
Series USD, 6.13%, 9/30/2032	24	24
		476
Pharmaceuticals — 0.7%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	337	334
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	310	305
Bausch Health Cos., Inc.
5.00%, 1/30/2028 (a)	60	47
4.88%, 6/1/2028 (a)	380	310
6.25%, 2/15/2029 (a)	140	91
Bayer AG (Germany) Series NC5, (EUR Swap Annual 5 Year + 3.43%), 6.63%, 9/25/2083 (b) (e)	500	597
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	1,310	1,320
5.55%, 2/22/2054	2,292	2,177
5.65%, 2/22/2064	370	350
Cheplapharm Arzneimittel GmbH (Germany)
3.50%, 2/11/2027 (b)	210	238
7.50%, 5/15/2030 (b)	160	183
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	16	17
Neopharmed Gentili SpA (Italy) 7.13%, 4/8/2030 (a)	208	247
Nidda Healthcare Holding GmbH (Germany) 5.38%, 10/23/2030 (a)	140	162
Organon & Co.
2.88%, 4/30/2028 (b)	300	328
4.13%, 4/30/2028 (a)	310	291
Rossini Sarl (Italy) 6.75%, 12/31/2029 (b)	300	360
Rossini SARL (Italy) 6.75%, 12/31/2029 (a)	119	143
		7,500

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.25%, 4/15/2030 (a)	190	148
Country Garden Holdings Co. Ltd. (China)
3.13%, 10/22/2025 (b) (j)	1,072	80
7.25%, 4/8/2026 (b) (j)	1,540	114
		342
Retail REITs — 0.1%
NNN REIT, Inc. 5.50%, 6/15/2034	280	281
Regency Centers LP 2.95%, 9/15/2029	320	300
		581
Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	5	5
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	300	313
Broadcom, Inc.
4.55%, 2/15/2032	400	392
3.42%, 4/15/2033 (a)	3,620	3,229
3.14%, 11/15/2035 (a)	1,068	885
Entegris, Inc.
4.38%, 4/15/2028 (a)	60	58
5.95%, 6/15/2030 (a)	480	480
Foundry JV Holdco LLC 5.50%, 1/25/2031 (a)	550	557
Marvell Technology, Inc. 2.95%, 4/15/2031	730	653
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	43	41
Synaptics, Inc. 4.00%, 6/15/2029 (a)	95	88
Texas Instruments, Inc. 5.00%, 3/14/2053	140	125
		6,826
Software — 0.4%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	170	164
Elastic NV 4.13%, 7/15/2029 (a)	215	201
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	42	42
NCR Voyix Corp. 5.00%, 10/1/2028 (a)	225	222
Oracle Corp.
5.50%, 8/3/2035	124	124
3.60%, 4/1/2050	5	3
5.38%, 9/27/2054	1,550	1,375
6.00%, 8/3/2055	730	708
RingCentral, Inc. 8.50%, 8/15/2030 (a)	193	204
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	75	75
6.50%, 6/1/2032 (a)	235	241
Synopsys, Inc.
5.15%, 4/1/2035	281	278
5.70%, 4/1/2055	580	554
		4,191
Specialized REITs — 0.1%
Crown Castle, Inc. 4.80%, 9/1/2028	740	740

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
Iron Mountain, Inc.
4.88%, 9/15/2029 (a)	160	155
4.50%, 2/15/2031 (a)	45	42
		937
Specialty Retail — 0.2%
Agrifarma SpA (Italy) 4.50%, 10/31/2028 (b)	400	455
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (a)	202	192
Escrow Rite Aid 0.00%, 12/31/2049 ‡	15	— (i)
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	50	46
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	21	21
PetSmart, Inc.
4.75%, 2/15/2028 (a)	350	338
7.75%, 2/15/2029 (a)	300	292
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	225	215
Staples, Inc.
10.75%, 9/1/2029 (a)	370	335
12.75%, 1/15/2030 (a)	20	13
		1,907
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 2.65%, 2/8/2051	503	305
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	254	267
Seagate HDD Cayman
8.25%, 12/15/2029	21	22
8.50%, 7/15/2031	110	118
Xerox Corp. 10.25%, 10/15/2030 (a)	45	46
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	131	88
		846
Textiles, Apparel & Luxury Goods — 0.1%
Birkenstock Financing SARL 5.25%, 4/30/2029 (b)	400	460
CT Investment GmbH (Germany) 6.38%, 4/15/2030 (a)	133	156
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	20	21
		637
Tobacco — 0.5%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	2,710	2,548
6.34%, 8/2/2030	1,260	1,344
7.08%, 8/2/2043	1,690	1,828
		5,720
Trading Companies & Distributors — 0.1%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	70	69
Imola Merger Corp. 4.75%, 5/15/2029 (a)	270	259
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	125	128
Rexel SA (France) 2.13%, 12/15/2028 (b)	260	284
United Rentals North America, Inc. 6.13%, 3/15/2034 (a)	215	218

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	208	212
6.63%, 3/15/2032 (a)	25	26
6.38%, 3/15/2033 (a)	43	44
		1,240
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV (Spain) (EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (b) (e) (g) (h)	400	447
Mundys SpA (Italy) 1.88%, 2/12/2028 (b)	370	405
		852
Wireless Telecommunication Services — 0.7%
Altice France Holding SA (Luxembourg)
8.00%, 5/15/2027 (b)	141	58
4.00%, 2/15/2028 (b)	300	124
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	80	56
Matterhorn Telecom SA (Luxembourg) 3.13%, 9/15/2026 (b)	200	227
PLT VII Finance SARL (Luxembourg) 6.00%, 6/15/2031 (a)	552	647
Sunrise HoldCo IV BV (Netherlands) 3.88%, 6/15/2029 (b)	225	253
Telefonica Europe BV (Spain)
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (b) (e) (g) (h)	1,000	1,204
(EURIBOR ICE Swap Rate 8 Year + 3.62%), 6.75%, 6/7/2031 (b) (e) (g) (h)	300	372
T-Mobile USA, Inc.
2.63%, 2/15/2029	177	165
3.38%, 4/15/2029	1,460	1,392
2.25%, 11/15/2031	2,586	2,217
Vodafone Group plc (United Kingdom)
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (b) (e)	600	691
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (b) (e)	200	214
		7,620
Total Corporate Bonds (Cost $472,119)		464,179
Asset-Backed Securities — 16.9%
ACC Trust Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	491	210
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	89	82
Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	118	110
Series 2021-1H, Class C, 2.35%, 10/20/2040 (a)	519	479
Affirm Asset Securitization Trust Series 2024-B, Class A, 4.62%, 9/15/2029 (a)	3,290	3,284
American Credit Acceptance Receivables Trust
Series 2023-4, Class B, 6.63%, 2/14/2028 (a)	1,393	1,396
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	780	788
Series 2023-2, Class C, 5.96%, 8/13/2029 (a)	1,244	1,247
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	2,300	2,346
Series 2024-2, Class D, 6.53%, 4/12/2030 (a)	542	554
Series 2024-1, Class D, 5.86%, 5/13/2030 (a)	2,975	2,996
Series 2023-4, Class D, 7.65%, 9/12/2030 (a)	1,400	1,453

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-2, Class C, 5.11%, 3/12/2031 (a)	1,000	1,002
Series 2025-2, Class D, 5.50%, 7/14/2031 (a)	1,325	1,329
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	802	801
Series 2025-1, Class D, 5.54%, 8/12/2031 (a)	3,914	3,924
Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (a)	187	188
Apidos CLO (Cayman Islands) Series 2020-34A, Class A1R, 5.68%, 1/20/2035 (a) (d)	300	301
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE7, Class M2, 6.01%, 10/25/2034 (d)	26	27
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.02%, 8/20/2026 (a)	1,375	1,370
Series 2023-1A, Class C, 6.23%, 4/20/2029 (a)	635	643
Series 2023-8A, Class C, 7.34%, 2/20/2030 (a)	1,200	1,256
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	384	389
Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	359	360
Ballyrock CLO Ltd. (Cayman Islands) Series 2020-2A, Class A2R, 6.08%, 10/20/2031 (a) (d)	2,600	2,605
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class C, 5.82%, 12/26/2031 (a) (d)	142	143
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	1,100	1,112
Series 2024-4, Class D, 5.23%, 8/15/2030	900	895
Series 2025-1, Class D, 5.64%, 11/15/2030	975	985
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	1,486	1,509
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (a)	835	832
Buttermilk Park CLO Ltd. (Cayman Islands)
Series 2018-1A, Class B1R, 5.86%, 10/15/2031 (a) (d)	392	392
Series 2018-1A, Class CR, 6.21%, 10/15/2031 (a) (d)	1,413	1,417
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2015-4A, Class A2RR, 6.12%, 7/20/2032 (a) (d)	400	401
Series 2015-4A, Class BRR, 6.72%, 7/20/2032 (a) (d)	425	427
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-7A, Class CR, 6.26%, 4/15/2040 (a) (d)	700	702
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (a)	888	740
CIFC Funding Ltd. (Cayman Islands) Series 2022-2A, Class BR, 5.67%, 4/19/2035 (a) (d)	1,400	1,391
Commonbond Student Loan Trust
Series 2018-AGS, Class B, 3.58%, 2/25/2044 (a)	189	171
Series 2018-AGS, Class C, 3.82%, 2/25/2044 (a)	47	39
Countrywide Asset-Backed Certificates Series 2002-4, Class M1, 5.56%, 12/25/2032 (d)	232	239
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	404	404
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	753	762
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	663	675
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	870	896
Series 2024-3A, Class A, 4.68%, 9/15/2034 (a)	1,095	1,096
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	910	909
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	560	564
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 5.26%, 3/25/2034 (d)	13	14
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	2,572	2,602
Series 2024-2, Class C, 4.67%, 5/17/2032	513	510
Series 2024-2, Class D, 4.94%, 5/17/2032	537	535

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-1, Class D, 5.41%, 9/15/2032	680	680
Dryden CLO Ltd. (Cayman Islands) Series 2019-68A, Class ARR, 5.36%, 7/15/2035 (a) (d)	4,400	4,399
DT Auto Owner Trust Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	1,000	996
Elmwood CLO Ltd. (Cayman Islands)
Series 2021-3A, Class BR, 6.02%, 4/20/2034 (a) (d)	1,355	1,357
Series 2019-3A, Class BRR, 5.97%, 7/18/2037 (a) (d)	1,250	1,253
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 9/15/2028	2,100	2,126
Series 2022-4A, Class D, 5.98%, 12/15/2028	1,050	1,056
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,553	1,583
Series 2024-3A, Class D, 5.98%, 9/16/2030	750	759
FHF Trust Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	335	337
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 5.16%, 8/25/2034 (d)	—	—
FirstKey Homes Trust Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	3,000	2,871
Flagship Credit Auto Trust
Series 2023-1, Class B, 5.05%, 1/18/2028 (a)	246	246
Series 2022-3, Class C, 4.99%, 7/17/2028 (a)	2,025	2,015
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	500	497
Galaxy CLO Ltd. (Cayman Islands) Series 2013-15A, Class ARR, 5.49%, 10/15/2030 (a) (d)	6	6
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	1,800	1,817
Series 2022-3A, Class D, 6.42%, 6/15/2028 (a)	160	162
Hertz Vehicle Financing LLC
Series 2023-1A, Class A, 5.49%, 6/25/2027 (a)	1,200	1,206
Series 2023-1A, Class C, 6.91%, 6/25/2027 (a)	876	881
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	1,400	1,421
Hertz Vehicle Financing LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)	2,000	1,912
Series 2021-2A, Class B, 2.12%, 12/27/2027 (a)	1,393	1,326
Series 2021-2A, Class C, 2.52%, 12/27/2027 (a)	1,726	1,635
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	1,280	1,287
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	130	119
KKR Financial CLO Ltd. (Cayman Islands) Series 2013-1A, Class A2R2, 5.71%, 4/15/2029 (a) (d)	536	536
KREF Ltd. Series 2021-FL2, Class A, 5.51%, 2/15/2039 (a) (d)	1,141	1,135
LCM Ltd. (Cayman Islands) Series 31A, Class AR, 5.55%, 7/20/2034 (a) (d)	4,100	4,104
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	298	291
Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	627	384
Series 2022-C, Class B, 7.46%, 2/15/2030 (a)	218	218
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	70	69
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	270	257
Series 2024-2A, Class A, 4.47%, 2/21/2034 (a)	511	506
Series 2024-2A, Class D, 5.69%, 2/21/2034 (a)	250	249
Series 2025-1A, Class A, 4.94%, 9/20/2034 ‡ (a)	700	705
LL ABS Trust Series 2021-1A, Class C, 3.54%, 5/15/2029 (a)	190	189
Madison Park Funding Ltd. (Cayman Islands)
Series 2021-49A, Class B1R, 5.72%, 10/19/2034 (a) (d)	1,650	1,646

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-52A, Class B, 6.13%, 1/22/2035 (a) (d)	1,140	1,144
Magnetite Ltd. (Cayman Islands)
Series 2019-22A, Class BRR, 5.86%, 7/15/2036 (a) (d)	933	934
Series 2019-22A, Class CRR, 6.11%, 7/15/2036 (a) (d)	570	570
Series 2016-17A, Class BR2, 6.22%, 4/20/2037 (a) (d)	1,932	1,942
Series 2024-40A, Class B1, 6.01%, 7/15/2037 (a) (d)	2,300	2,309
Mariner Finance issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (a)	1,000	1,000
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	342	344
Marlette Funding Trust Series 2021-2A, Class D, 2.16%, 9/15/2031 (a)	142	140
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	1,022	1,034
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC7, Class M3, 5.41%, 7/25/2034 (d)	59	62
Series 2004-HE7, Class M2, 5.38%, 8/25/2034 (d)	2	3
Series 2004-HE8, Class M2, 5.46%, 9/25/2034 (d)	71	73
Series 2005-NC1, Class M3, 5.20%, 1/25/2035 (d)	347	347
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 (a)	424	402
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2016-22A, Class BR2, 6.28%, 4/15/2038 (a) (d)	480	481
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2019-34A, Class BR, 6.02%, 1/20/2035 (a) (d)	1,060	1,062
Series 2021-42A, Class BR, 5.66%, 7/16/2036 (a) (d)	950	949
Series 2021-42A, Class CR, 6.11%, 7/16/2036 (a) (d)	1,900	1,896
Series 2022-50A, Class BR, 5.93%, 7/23/2036 (a) (d)	1,000	1,000
Series 2022-50A, Class CR, 6.18%, 7/23/2036 (a) (d)	649	649
Series 2020-38A, Class BR2, 5.67%, 10/20/2036 (a) (d)	2,000	1,995
Series 2020-38A, Class CR2, 6.15%, 10/20/2036 (a) (d)	1,100	1,097
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 5.37%, 8/25/2034 (d)	16	18
Series 2004-4, Class M2, 5.23%, 2/25/2035 (d)	16	19
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (k)	2,969	3,001
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	449	436
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	430	414
OCP Aegis CLO Ltd. (Cayman Islands) Series 2025-41A, Class B1, 6.03%, 4/21/2037 (a) (d)	3,300	3,310
OCP CLO Ltd. (Cayman Islands) Series 2022-25A, Class B1R, 6.02%, 7/20/2037 (a) (d)	1,100	1,104
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2013-1A, Class A1RR, 5.50%, 7/19/2030 (a) (d)	340	340
Series 2018-18A, Class A1A, 5.48%, 4/16/2031 (a) (d)	411	411
Series 2019-1A, Class BR, 6.13%, 10/25/2032 (a) (d)	2,039	2,044
OnDeck Asset Securitization Trust LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	1,404	1,416
OneMain Direct Auto Receivables Trust Series 2025-1A, Class D, 6.10%, 7/14/2037 (a)	690	694
OneMain Financial Issuance Trust Series 2023-2A, Class A2, 5.83%, 9/15/2036 (a) (d)	2,738	2,787
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	329	329
Oportun Issuance Trust
Series 2022-2, Class D, 11.34%, 10/9/2029	624	631
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	1,016	989
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	525	511
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	1,433	1,397

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Option One Mortgage Loan Trust Series 2004-3, Class M3, 5.41%, 11/25/2034 (d)	16	17
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class B, 1.82%, 1/16/2029 (a)	114	112
Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	735	714
Palmer Square CLO Ltd. (Cayman Islands) Series 2021-2A, Class BR, 5.96%, 2/15/2038 (a) (d)	3,300	3,310
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class A1, 5.32%, 10/15/2029 (a) (d)	56	56
Series 2021-4A, Class C, 7.12%, 10/15/2029 (a) (d)	1,606	1,606
Series 2024-3A, Class A2, 5.96%, 8/8/2032 (a) (d)	1,530	1,531
Series 2024-3A, Class B, 6.21%, 8/8/2032 (a) (d)	1,600	1,601
Series 2024-1A, Class A2, 5.71%, 10/15/2032 (a) (d)	1,193	1,195
Series 2024-1A, Class B, 6.06%, 10/15/2032 (a) (d)	750	751
PMT Issuer Trust-FMSR Series 2021-FT1, Class A, 7.44%, 3/25/2026 (a) (d)	1,940	1,945
Pret LLC Series 2025-NPL2, Class A1, 5.84%, 3/25/2055 (a) (k)	2,456	2,441
PRET LLC
Series 2021-RN4, Class A2, 9.19%, 10/25/2051 (a) (d)	2,628	2,624
Series 2024-NPL5, Class A1, 5.96%, 9/25/2054 (a) (k)	417	416
Series 2024-NPL9, Class A1, 5.85%, 12/25/2054 (a) (k)	1,014	1,013
Series 2025-NPL4, Class A1, 6.37%, 4/25/2055 (a) (k)	2,000	2,004
Series 2025-NPL3, Class A1, 6.71%, 4/25/2055 (a) (k)	1,242	1,238
Progress Residential Trust Series 2021-SFR9, Class A, 2.01%, 11/17/2040 (a)	3,223	2,982
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 (k)	35	35
Series 2005-2, Class M1, 5.55%, 8/25/2035 (k)	1,173	1,084
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	1,500	1,441
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	1,866	1,883
RR Ltd. (Cayman Islands)
Series 2020-12A, Class AAR3, 5.51%, 1/15/2036 (a) (d)	2,110	2,113
Series 2020-12A, Class A2R3, 5.86%, 1/15/2036 (a) (d)	1,916	1,918
Santander Drive Auto Receivables Trust
Series 2022-6, Class C, 4.96%, 11/15/2028	323	323
Series 2023-4, Class B, 5.77%, 12/15/2028	894	904
Series 2025-2, Class D, 5.47%, 5/15/2031	1,800	1,811
Series 2024-3, Class D, 5.97%, 10/15/2031	1,470	1,497
Series 2024-5, Class D, 5.14%, 2/17/2032	699	699
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	2,488	2,520
Series 2023-10B, Class 1, 5.69%, 9/10/2033	1,076	1,109
Series 2024-10A, Class 1, 5.04%, 3/10/2034	1,981	2,000
SCF Equipment Trust LLC
Series 2025-1A, Class D, 5.88%, 11/20/2035 (a)	1,038	1,058
Series 2025-1A, Class E, 6.75%, 11/20/2035 (a)	1,434	1,465
Stifel SBA Trust Series 2025-2A, Class A1, 2.54%, 8/25/2036 (a)	12,786	793
Structured Asset Investment Loan Trust Series 2004-8, Class M2, 5.37%, 9/25/2034 (d)	40	34
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF2, Class M2, 5.07%, 5/25/2035 (d)	41	41
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 5.96%, 10/15/2031 (a) (d)	976	977

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-21A, Class CR2, 6.01%, 7/15/2032 (a) (d)	1,250	1,237
Theorem Funding Trust Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	2,000	2,031
TRTX Issuer Ltd. (Cayman Islands) Series 2025-FL6, Class A, 5.86%, 9/18/2042 (a) (d)	1,200	1,198
United Airlines Pass-Through Trust Series 2013-1, Class A, 4.30%, 8/15/2025	715	714
Upstart Pass-Through Trust Series 2021-ST4, Class A, 2.00%, 7/20/2027 (a)	96	95
Upstart Securitization Trust Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	94	94
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	948	885
VCAT LLC Series 2025-NPL3, Class A1, 5.89%, 2/25/2055 (a) (k)	643	640
Voya CLO Ltd. (Cayman Islands) Series 2022-1A, Class BR, 6.02%, 4/20/2035 (a) (d)	3,830	3,833
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	1,265	1,294
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	544	552
Series 2024-3A, Class D, 5.21%, 4/15/2030 (a)	2,100	2,102
Total Asset-Backed Securities (Cost $195,364)		194,958
Mortgage-Backed Securities — 13.9%
FHLMC Gold Pools, Other Pool # WN2492, 4.93%, 6/1/2028	870	876
FHLMC UMBS, 30 Year Pool # SD8342, 5.50%, 7/1/2053	2,913	2,890
FNMA UMBS, 30 Year
Pool # MA4783, 4.00%, 10/1/2052	10,202	9,367
Pool # FS8290, 5.50%, 9/1/2053	13,062	13,012
Pool # FS8365, 5.50%, 6/1/2054	3,303	3,289
FNMA, Other
Pool # BS9065, 4.62%, 7/1/2028	1,600	1,608
Pool # BF0263, 3.50%, 5/1/2058	919	813
GNMA II, 30 Year Pool # MA8200, 4.00%, 8/20/2052	35,416	32,580
GNMA II, Single Family, 30 Year
TBA, 5.50%, 6/15/2055 (l)	38,360	38,083
TBA, 5.00%, 7/15/2055 (l)	51,987	50,397
TBA, 5.50%, 7/15/2055 (l)	7,140	7,082
Total Mortgage-Backed Securities (Cost $160,944)		159,997
Foreign Government Securities — 9.5%
Arab Republic of Egypt
8.63%, 2/4/2030 (a)	851	846
7.63%, 5/29/2032 (b)	1,180	1,059
Czech Republic
4.90%, 4/14/2034	CZK60,550	2,935
3.50%, 5/30/2035	CZK119,190	5,146
1.95%, 7/30/2037	CZK74,410	2,629
Dominican Republic Government Bond
6.95%, 3/15/2037 (a)	1,405	1,410
5.30%, 1/21/2041 (a)	790	666
Hashemite Kingdom of Jordan 5.85%, 7/7/2030 (b)	1,149	1,074
Hungary Government Bond
5.50%, 3/26/2036 (a)	1,233	1,166
6.75%, 9/25/2052 (a)	639	639

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Istanbul Metropolitan Municipality
6.38%, 12/9/2025 (b)	530	529
10.50%, 12/6/2028 (b)	480	511
Lebanese Republic 6.38%, 3/9/2020 (b) (j)	1,280	221
Mex Bonos Desarr Fix Rt
8.50%, 2/28/2030	MXN252,100	12,829
7.75%, 5/29/2031	MXN129,670	6,322
8.00%, 5/24/2035	MXN120,760	5,722
Notas do Tesouro Nacional 10.00%, 1/1/2027 (j)	BRL45,000	7,443
Oriental Republic of Uruguay 5.10%, 6/18/2050	136	122
Republic of Colombia
7.38%, 4/25/2030	1,730	1,782
3.13%, 4/15/2031	748	612
Republic of Costa Rica 7.30%, 11/13/2054 (a)	325	332
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (b)	560	556
6.88%, 10/17/2040 (a)	EUR1,880	1,747
Republic of Guatemala
6.05%, 8/6/2031 (a)	976	977
6.55%, 2/6/2037 (a)	613	613
Republic of Indonesia
6.88%, 4/15/2029	IDR42,329,000	2,637
7.00%, 2/15/2033	IDR25,832,000	1,608
6.75%, 7/15/2035	IDR96,778,000	5,903
Republic of Kenya 9.50%, 3/5/2036 (a)	741	676
Republic of Paraguay
4.95%, 4/28/2031 (a)	1,160	1,138
3.85%, 6/28/2033 (a)	208	186
5.60%, 3/13/2048 (b)	820	709
5.40%, 3/30/2050 (a)	470	395
Republic of Poland
4.75%, 7/25/2029	PLN11,530	3,067
1.75%, 4/25/2032	PLN16,880	3,638
6.00%, 10/25/2033	PLN8,521	2,385
2.00%, 8/25/2036	PLN27,840	6,620
5.50%, 3/18/2054	1,276	1,154
Republic of Senegal 6.25%, 5/23/2033 (b)	224	161
Republic of South Africa
4.85%, 9/30/2029	1,680	1,600
9.00%, 1/31/2040	ZAR112,200	5,264
Republic of Turkiye (The)
HB, 36.00%, 8/12/2026	TRY180,967	4,387
HB, 30.00%, 9/12/2029	TRY53,328	1,202
7.63%, 5/15/2034	726	725
6.50%, 1/3/2035	1,454	1,331
Romania Government Bond
6.38%, 1/30/2034 (a)	260	248
7.50%, 2/10/2037 (a)	476	478

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
4.63%, 4/3/2049 (a)	EUR495	412
Sultanate of Oman Government Bond 6.25%, 1/25/2031 (b)	1,900	1,986
United Arab Emirates Government Bond 4.00%, 7/28/2050 (a)	1,180	737
United Mexican States
4.49%, 5/25/2032	EUR638	727
6.35%, 2/9/2035	628	626
7.38%, 5/13/2055	672	664
3.77%, 5/24/2061	1,378	772
Total Foreign Government Securities (Cost $114,001)		109,324
Commercial Mortgage-Backed Securities — 6.5%
A10 Revolving Asset Financing I LLC Series 2012-RAF1, Class B, 10.85%, 10/15/2019 ‡ (a) (d)	6,000	6,000
BANK
Series 2018-BN13, Class C, 4.55%, 8/15/2061 (d)	509	431
Series 2019-BN20, Class XA, IO, 0.81%, 9/15/2062 (d)	3,657	109
Series 2021-BN35, Class XB, IO, 0.60%, 6/15/2064 (d)	17,700	578
BBCMS Mortgage Trust
Series 2022-C15, Class A2, 3.61%, 4/15/2055	2,736	2,677
Series 2022-C15, Class AS, 3.75%, 4/15/2055 (d)	1,960	1,715
Benchmark Mortgage Trust
Series 2019-B11, Class C, 3.75%, 5/15/2052 (d)	1,679	1,287
Series 2019-B10, Class A4, 3.72%, 3/15/2062	1,485	1,427
BHMS Series 2018-ATLS, Class A, 5.88%, 7/15/2035 (a) (d)	3,075	3,075
BMO Mortgage Trust Series 2024-5C3, Class AS, 6.29%, 2/15/2057 (d)	2,030	2,099
BX Commercial Mortgage Trust
Series 2021-VINO, Class A, 5.10%, 5/15/2038 (a) (d)	431	431
Series 2024-MF, Class A, 5.77%, 2/15/2039 (a) (d)	1,833	1,835
BX Trust Series 2022-LBA6, Class A, 5.33%, 1/15/2039 (a) (d)	3,400	3,393
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.43%, 11/15/2050 (d)	152	137
CD Mortgage Trust Series 2016-CD2, Class C, 3.97%, 11/10/2049 (d)	95	56
Citigroup Commercial Mortgage Trust Series 2017-C4, Class A4, 3.47%, 10/12/2050	1,400	1,358
COMM Mortgage Trust Series 2024-CBM, Class A1, 5.66%, 12/10/2041 (a) (d)	1,400	1,400
Commercial Mortgage Trust Series 2015-PC1, Class C, 4.34%, 7/10/2050 (d)	1,046	986
ELM Trust Series 2024-ELM, Class C10, 6.19%, 6/10/2039 (a) (d)	680	682
FHLMC Series 2023-MN7, Class M1, 7.92%, 9/25/2043 (a) (d)	1,341	1,371
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.18%, 9/25/2027 (d)	17,074	336
Series K742, Class X1, IO, 0.77%, 3/25/2028 (d)	4,924	61
Series K110, Class X1, IO, 1.64%, 4/25/2030 (d)	9,366	593
Series K121, Class X1, IO, 1.02%, 10/25/2030 (d)	6,623	284
Series K120, Class X1, IO, 1.03%, 10/25/2030 (d)	4,413	193
Series K124, Class X1, IO, 0.72%, 12/25/2030 (d)	8,553	280
Series K123, Class X1, IO, 0.77%, 12/25/2030 (d)	11,292	385
Series K127, Class X1, IO, 0.32%, 1/25/2031 (d)	65,447	923
Series K125, Class X1, IO, 0.58%, 1/25/2031 (d)	18,205	477
Series K128, Class X1, IO, 0.51%, 3/25/2031 (d)	30,598	730
Series K131, Class X1, IO, 0.73%, 7/25/2031 (d)	11,943	440
Series K131, Class X3, IO, 2.95%, 9/25/2031 (d)	767	110

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K136, Class X1, IO, 0.39%, 12/25/2031 (d)	20,705	379
Series K-1517, Class X1, IO, 1.32%, 7/25/2035 (d)	3,318	308
Series K-1518, Class X1, IO, 0.86%, 10/25/2035 (d)	5,061	301
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (d)	8,226	282
Series K070, Class X3, IO, 2.04%, 12/25/2044 (d)	2,152	101
Series K072, Class X3, IO, 2.14%, 12/25/2045 (d)	3,940	199
Series K088, Class X3, IO, 2.35%, 2/25/2047 (d)	6,650	503
Series K737, Class X3, IO, 1.78%, 1/25/2048 (d)	3,150	79
Series K121, Class X3, IO, 2.77%, 11/25/2048 (d)	5,100	633
Series K127, Class X3, IO, 2.65%, 3/25/2049 (d)	5,100	619
Series K147, Class X3, IO, 3.80%, 6/25/2050 (d)	4,600	951
Series K759, Class X3, IO, 5.26%, 2/25/2057 (d)	438	122
FNMA ACES Series 2019-M1, Class A2, 3.54%, 9/25/2028 (d)	996	975
FREMF Series 2018-KF46, Class B, 6.42%, 3/25/2028 (a) (d)	80	77
FREMF Mortgage Trust
Series 2018-KF45, Class B, 6.42%, 3/25/2025 (a) (d)	93	93
Series 2019-KC03, Class B, 4.33%, 1/25/2026 (a) (d)	1,500	1,475
Series 2018-KF48, Class B, 6.52%, 6/25/2028 (a) (d)	480	454
GNMA
Series 2012-89, IO, 0.19%, 12/16/2053 (d)	2,237	—
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (d)	8,968	456
Series 2025-38, IO, 0.64%, 1/16/2062 (d)	28,747	1,133
Series 2021-3, IO, 0.87%, 9/16/2062 (d)	7,863	502
Series 2021-133, IO, 0.88%, 7/16/2063 (d)	10,298	682
Series 2024-161, IO, 0.74%, 6/16/2064 (d)	13,297	750
GS Mortgage Securities Trust Series 2015-GC30, Class C, 3.99%, 5/10/2050 (d)	190	169
Harvest Commercial Capital Loan Trust
Series 2024-1, Class A, 6.16%, 10/25/2056	2,933	3,013
Series 2025-1, Class A, 5.97%, 6/25/2057 (d)	1,796	1,791
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class B, 4.22%, 7/15/2048 (d)	1,825	1,683
Series 2015-C30, Class C, 4.22%, 7/15/2048 (d)	266	206
Series 2015-C31, Class C, 4.60%, 8/15/2048 (d)	124	99
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4, Class A5, 4.03%, 3/10/2052	1,016	959
JPMDB Commercial Mortgage Securities Trust Series 2018-C8, Class A3, 3.94%, 6/15/2051	969	954
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class C, 3.42%, 8/15/2049 (d)	276	246
Series 2016-JP4, Class C, 3.38%, 12/15/2049 (d)	152	131
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class C, 4.29%, 5/15/2048 (d)	190	184
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.01%, 5/15/2048 (d)	147	141
Series 2019-L2, Class C, 4.97%, 3/15/2052 (d)	978	835
Series 2021-L5, Class XA, IO, 1.28%, 5/15/2054 (d)	10,661	533
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	230	160
Multi-Family Connecticut Avenue Securities Trust
Series 2020-01, Class M10, 8.19%, 3/25/2050 (a) (d)	4,101	4,160
Series 2023-01, Class M7, 8.32%, 11/25/2053 (a) (d)	890	923
Series 2025-01, Class M1, 6.71%, 5/25/2055 ‡ (a) (d)	1,500	1,500

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
PRM5 Trust Series 2025-PRM5, Class A, 4.47%, 3/10/2033 (a) (d)	830	822
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	2,723	2,758
SDR Commercial Mortgage Trust Series 2024-DSNY, Class A, 5.72%, 5/15/2039 (a) (d)	1,705	1,693
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (d)	494	481
Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (d)	249	237
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (d)	560	543
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (d)	549	495
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (d)	784	754
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (d)	1,991	1,981
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class F, 4.95%, 10/15/2044 (a) (d)	672	24
Total Commercial Mortgage-Backed Securities (Cost $76,807)		74,408
Collateralized Mortgage Obligations — 4.6%
Alternative Loan Trust
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	2	2
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	76	78
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	145	133
Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	313	276
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	577	443
American Home Mortgage Assets Trust Series 2006-6, Class A1A, 4.63%, 12/25/2046 (d)	757	642
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049 (a) (d)	379	373
Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (d)	100	96
Series 2021-3, Class A1, 1.07%, 5/25/2066 (a) (d)	2,312	1,986
Series 2021-3, Class A2, 1.31%, 5/25/2066 (a) (d)	1,734	1,491
Banc of America Alternative Loan Trust Series 2006-2, Class 7A1, 6.00%, 3/25/2021	21	16
Banc of America Funding Trust Series 2006-A, Class 1A1, 6.42%, 2/20/2036 (d)	105	99
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 5.91%, 2/25/2034 (d)	77	76
Citigroup Mortgage Loan Trust Series 2005-9, Class 2A2, 5.50%, 11/25/2035	1	—
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (k)	547	551
COLT Trust Series 2021-RPL1, Class A1, 1.67%, 9/25/2061 (a) (d)	1,199	1,090
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 6.62%, 1/25/2043 (a) (d)	917	938
CSMC Mortgage-Backed Trust Series 2007-2, Class 3A13, 5.50%, 3/25/2037	225	100
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (d)	573	550
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1B, 7.22%, 4/25/2042 (a) (d)	580	597
FHLMC, REMIC
Series 4043, Class PI, IO, 2.50%, 5/15/2027	512	9
Series 4086, Class AI, IO, 3.50%, 7/15/2027	156	3
Series 4120, Class UI, IO, 3.00%, 10/15/2027	220	5
Series 4216, Class MI, IO, 3.00%, 6/15/2028	107	3
Series 4178, Class BI, IO, 3.00%, 3/15/2033	498	36
Series 2936, Class AS, IF, IO, 1.65%, 2/15/2035 (d)	104	6
Series 4018, Class HI, IO, 4.50%, 3/15/2041	504	19
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	438	59
Series 4173, Class I, IO, 4.00%, 3/15/2043	1,408	213
Series 4305, Class SK, IF, IO, 2.15%, 2/15/2044 (d)	666	89
Series 4612, Class QI, IO, 3.50%, 5/15/2044	1,798	185

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4687, Class SG, IF, IO, 1.70%, 1/15/2047 (d)	2,089	240
Series 4681, Class SD, IF, IO, 1.70%, 5/15/2047 (d)	4,788	561
Series 5023, Class MI, IO, 3.00%, 10/25/2050	3,274	547
FNMA, REMIC
Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	264	6
Series 2012-149, Class MI, IO, 3.00%, 1/25/2028	190	4
Series 2003-130, Class NS, IF, IO, 2.56%, 1/25/2034 (d)	280	24
Series 2005-67, Class SI, IF, IO, 2.26%, 8/25/2035 (d)	227	12
Series 2005-69, Class AS, IF, IO, 2.26%, 8/25/2035 (d)	50	5
Series 2006-24, Class QS, IF, IO, 2.76%, 4/25/2036 (d)	194	18
Series 2010-68, Class SJ, IF, IO, 2.11%, 7/25/2040 (d)	170	18
Series 2016-39, Class LS, IF, IO, 1.56%, 7/25/2046 (d)	1,928	218
Series 2016-74, Class GS, IF, IO, 1.56%, 10/25/2046 (d)	914	116
Series 2017-6, Class SB, IF, IO, 1.61%, 2/25/2047 (d)	1,224	129
Series 2021-86, Class T, 2.50%, 9/25/2048	2,587	2,275
GCAT Trust
Series 2020-NQM1, Class A1, 3.25%, 1/25/2060 (a) (k)	219	214
Series 2021-NQM2, Class A1, 1.04%, 5/25/2066 (a) (d)	2,037	1,730
Series 2021-NQM4, Class A1, 1.09%, 8/25/2066 (a) (d)	1,510	1,254
GNMA
Series 2014-36, Class WY, 2.00%, 3/16/2044	810	645
Series 2014-181, Class SL, IF, IO, 1.16%, 12/20/2044 (d)	1,342	126
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	12,868	1,916
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	4,172	651
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	4,511	686
Series 2015-H13, Class GI, IO, 1.51%, 4/20/2065 (d)	320	8
GSR Mortgage Loan Trust Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	363	238
IndyMac INDX Mortgage Loan Trust Series 2005-AR10, Class A1, 4.96%, 6/25/2035 (d)	516	413
JPMorgan Mortgage Trust Series 2006-S2, Class 1A19, 6.00%, 7/25/2036	273	119
Lehman Mortgage Trust Series 2005-2, Class 2A5, 5.50%, 12/25/2035	206	115
Lhome Mortgage Trust Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (d)	400	400
LHOME Mortgage Trust
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (a) (k)	1,025	1,035
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (a) (k)	815	816
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (k)	697	693
MASTR Alternative Loan Trust Series 2004-12, Class 3A1, 6.00%, 12/25/2034	544	542
MFA Trust Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (k)	1,562	1,563
Morgan Stanley Mortgage Loan Trust
Series 2004-4, Class 2A, 6.21%, 9/25/2034 (d)	107	104
Series 2004-9, Class 1A, 5.29%, 11/25/2034 (d)	51	51
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (a) (d)	532	491
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (a) (d)	1,041	983
Series 2020-NQM1, Class A1, 2.46%, 1/26/2060 (a) (d)	443	416
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (k)	2,847	2,820
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (k)	660	655
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (k)	1,078	1,078

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (a) (k)	1,603	1,610
PMT Loan Trust Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (a) (d)	1,700	1,706
PRET LLC Series 2025-NPL5, Class A1, 6.24%, 5/25/2055 (a) (k)	1,800	1,806
PRPM Series 2025-3, Class A1, 6.26%, 5/25/2030 ‡ (a) (k)	600	603
PRPM LLC
Series 2024-1, Class A1, 6.96%, 2/25/2029 (a) (k)	403	403
Series 2024-2, Class A1, 7.03%, 3/25/2029 (a) (k)	667	667
Series 2024-5, Class A1, 5.69%, 9/25/2029 (a) (k)	221	220
Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (a) (k)	1,584	1,523
RALI Trust Series 2006-QS4, Class A2, 6.00%, 4/25/2036	20	16
RCO Mortgage LLC Series 2025-3, Class A1, 6.43%, 5/25/2030 (a) (k)	1,400	1,407
RCO X Mortgage LLC Series 2025-1, Class A1, 5.87%, 1/25/2030 (a) (k)	1,832	1,821
Residential Asset Securitization Trust Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	188	110
Sequoia Mortgage Trust Series 2003-8, Class A1, 5.08%, 1/20/2034 (d)	86	83
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (d)	36	35
TDA CAM 4 FTA (Spain) Series 4, Class A, 2.46%, 6/26/2039 (b) (d)	23	27
Toorak Mortgage Trust Series 2024-2, Class A1, 6.33%, 10/25/2031 (a) (k)	1,400	1,394
Verus Securitization Trust
Series 2019-INV3, Class A1, 3.69%, 11/25/2059 (a) (d)	381	377
Series 2020-1, Class A1, 3.42%, 1/25/2060 (a) (k)	62	61
Series 2021-6, Class A1, 1.63%, 10/25/2066 (a) (d)	1,872	1,623
Series 2022-4, Class A1, 4.47%, 4/25/2067 (a) (k)	291	289
Series 2023-2, Class A1, 6.19%, 3/25/2068 (a) (k)	1,342	1,344
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (k)	1,208	1,208
WaMu Mortgage Pass-Through Certificates Trust Series 2003-S3, Class 3A2, 5.50%, 5/25/2033	69	69
Total Collateralized Mortgage Obligations (Cost $54,559)		52,501
Convertible Bonds — 3.9%
Automobiles — 0.1%
Ford Motor Co. Zero Coupon, 3/15/2026	795	781
Broadline Retail — 0.2%
Alibaba Group Holding Ltd. (China) 0.50%, 6/1/2031 (a)	1,470	1,866
Etsy, Inc. 0.13%, 10/1/2026	640	634
		2,500
Communications Equipment — 0.1%
Lumentum Holdings, Inc. 1.50%, 12/15/2029	856	1,096
Construction & Engineering — 0.0% ^
Fluor Corp. 1.13%, 8/15/2029	396	459
Consumer Finance — 0.1%
SoFi Technologies, Inc. 1.25%, 3/15/2029 (a)	550	869
Electric Utilities — 0.3%
PG&E Corp. 4.25%, 12/1/2027	1,400	1,453
Southern Co. (The) 4.50%, 6/15/2027	1,570	1,711
		3,164

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Electronic Equipment, Instruments & Components — 0.2%
Advanced Energy Industries, Inc. 2.50%, 9/15/2028	1,047	1,174
Itron, Inc. 1.38%, 7/15/2030 (a)	660	724
		1,898
Entertainment — 0.2%
Live Nation Entertainment, Inc. 3.13%, 1/15/2029	965	1,384
Sea Ltd. (Singapore) 2.38%, 12/1/2025	530	946
		2,330
Financial Services — 0.0% ^
Global Payments, Inc. 1.50%, 3/1/2031	795	696
Ground Transportation — 0.2%
Lyft, Inc. 0.63%, 3/1/2029 (a)	1,235	1,305
Uber Technologies, Inc. Series 2028, 0.88%, 12/1/2028	1,075	1,432
		2,737
Hotels, Restaurants & Leisure — 0.2%
Cheesecake Factory, Inc. (The)
0.38%, 6/15/2026	296	295
2.00%, 3/15/2030 (a)	385	392
H World Group Ltd. (China) 3.00%, 5/1/2026	1,191	1,289
		1,976
Household Durables — 0.1%
Meritage Homes Corp. 1.75%, 5/15/2028	770	743
Household Products — 0.1%
Spectrum Brands, Inc. 3.38%, 6/1/2029 (a)	1,417	1,298
Interactive Media & Services — 0.0% ^
Snap, Inc. 0.50%, 5/1/2030	285	237
IT Services — 0.1%
Snowflake, Inc. Zero Coupon, 10/1/2027 (a)	1,177	1,680
Leisure Products — 0.1%
Topgolf Callaway Brands Corp. 2.75%, 5/1/2026	730	704
Machinery — 0.1%
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	1,045	1,100
Passenger Airlines — 0.1%
JetBlue Airways Corp. 2.50%, 9/1/2029 (a)	685	711
Pharmaceuticals — 0.1%
Jazz Investments I Ltd. 3.13%, 9/15/2030 (a)	1,515	1,616
Retail REITs — 0.0% ^
Kite Realty Group LP 0.75%, 4/1/2027 (a)	688	699
Semiconductors & Semiconductor Equipment — 0.8%
ams-OSRAM AG (Austria) 2.13%, 11/3/2027 (b)	500	524
Enphase Energy, Inc. Zero Coupon, 3/1/2028	1,220	1,007
Microchip Technology, Inc.
1.63%, 2/15/2027	305	498

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Semiconductors & Semiconductor Equipment — continued
0.75%, 6/1/2030 (a)	700	668
MKS, Inc. 1.25%, 6/1/2030	2,215	2,024
ON Semiconductor Corp. Zero Coupon, 5/1/2027	1,647	1,777
SolarEdge Technologies, Inc. 2.25%, 7/1/2029 (a)	425	323
Synaptics, Inc. 0.75%, 12/1/2031 (a)	1,204	1,094
Veeco Instruments, Inc. 2.88%, 6/1/2029	1,103	1,147
		9,062
Software — 0.5%
Alarm.com Holdings, Inc. 2.25%, 6/1/2029 (a)	1,215	1,185
Bentley Systems, Inc. 0.13%, 1/15/2026	760	748
Box, Inc.
Zero Coupon, 1/15/2026	832	1,221
1.50%, 9/15/2029 (a)	170	181
Dropbox, Inc. Zero Coupon, 3/1/2028	1,103	1,124
Five9, Inc. 1.00%, 3/15/2029	1,222	1,059
		5,518
Specialty Retail — 0.1%
Wayfair, Inc. 3.25%, 9/15/2027	825	862
Technology Hardware, Storage & Peripherals — 0.2%
Seagate HDD Cayman 3.50%, 6/1/2028	1,590	2,407
Total Convertible Bonds (Cost $43,724)		45,143
Loan Assignments — 1.4% (m)
Building Products — 0.1%
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.68%, 11/3/2028 (e)	521	518
EMRLD Borrower LP, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 2.50%), 6.93%, 5/31/2030 (e)	74	74
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 3/28/2031 (e)	266	265
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 3/19/2029 (e)	485	484
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 2/10/2032 (e)	100	100
		1,441
Commercial Services & Supplies — 0.1%
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.76%, 6/21/2028 (e)	239	238
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 11/19/2031 (e) (n)	261	261
		499
Construction & Engineering — 0.0% ^
Pike Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.44%, 1/21/2028 (e)	362	363
Containers & Packaging — 0.1%
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 9.43%, 10/30/2028 (e)	299	266
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 9/15/2028 (e)	336	325
		591
Diversified Consumer Services — 0.0% ^
Belron Finance 2019 LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 10/16/2031 (e)	221	222

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Diversified Telecommunication Services — 0.0% ^
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 9/20/2030 (e) (n)	276	275
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.57%, 12/2/2031 (e)	360	353
Entertainment — 0.0% ^
Crown Finance US, Inc., 1st Lien Term Loan (United Kingdom) (1-MONTH CME TERM SOFR + 5.25%), 9.58%, 12/2/2031 (e)	299	299
Financial Services — 0.0% ^
NCR Atleos Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.03%, 3/27/2029 (e)	107	108
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/17/2031 (e)	300	299
		407
Ground Transportation — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 7/21/2028 (e)	149	149
Health Care Providers & Services — 0.0% ^
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 11/15/2028 (e)	251	250
Insurance — 0.1%
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.77%, 6/20/2030 (e)	644	644
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/3/2031 (e)	536	536
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.78%, 7/1/2031 (e)	259	251
		787
Leisure Products — 0.1%
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 3/18/2030 (e)	412	401
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.83%, 8/26/2031 (e)	560	556
		957
Media — 0.0% ^
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.83%, 1/18/2028 (e)	398	393
Oil, Gas & Consumable Fuels — 0.1%
EPIC Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.26%, 10/15/2031 (e)	499	500
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 8/16/2030 (e)	404	404
		904
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.52%, 4/20/2028 (e)	497	491
Vista Management Holding, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 4/1/2031 (e)	147	147
		638
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.19%, 5/17/2028 (e) (n)	517	363
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.59%, 10/8/2030 (e) (n)	100	95
Professional Services — 0.0% ^
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/27/2031 (e)	246	246

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.25%, 2/1/2029 (e)	513	506
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.75%, 2/1/2030 (e)	190	178
		684
Software — 0.3%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 2/15/2029 (e)	572	570
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.83%, 11/25/2031 (e)	800	802
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.33%, 7/30/2031 (e)	490	486
Icon Parent, Inc., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 3.00%), 7.21%, 11/13/2031 (e)	825	824
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.58%, 11/28/2028 (e)	495	495
UKG, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 2/10/2031 (e)	220	220
		3,397
Specialty Retail — 0.2%
Claire's Stores, Inc., 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 6.50%), 10.73%, 12/18/2026 (e)	836	532
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.19%, 3/9/2028 (e)	302	225
Park River Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.80%, 12/28/2027 (e)	301	289
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.81%, 3/3/2028 (e)	345	319
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.18%, 2/11/2028 (e)	299	297
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50%), 11.91%, 6/29/2028 (e)	42	38
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 10/19/2029 (e)	184	182
		1,882
Total Loan Assignments (Cost $16,437)		15,839
Supranational — 0.1%
Africa Finance Corp. (Supranational) 3.75%, 10/30/2029 (b) (Cost $1,159)	1,130	1,024
	SHARES (000)
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $286)	298	380
Common Stocks — 0.0% ^
Broadline Retail — 0.0% ^
NMG Parent LLC ‡ *	—	6
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	10	—
Media — 0.0% ^
iHeartMedia, Inc., Class A *	13	17
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (o)	1	— (i)

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Rite Aid ‡ *	—	— (i)
Serta Simmons Bedding LLC ‡ *	11	108
		108
Total Common Stocks (Cost $1,259)		131
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Bonds 3.63%, 5/15/2053 (Cost $31)	35	28
	SHARES (000)
Convertible Preferred Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (o) (Cost $1,363)	1	— (i)
Short-Term Investments — 9.6%
Investment Companies — 9.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.29% (p) (q) (Cost $110,099)	110,083	110,105
Total Investments — 106.7% (Cost $1,248,152)		1,228,017
Liabilities in Excess of Other Assets — (6.7)%		(77,088)
NET ASSETS — 100.0%		1,150,929

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
MXN	Mexican Peso
PIK	Payment In Kind
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
TRY	Turkish Lira
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2025 is $34,799 or 3.02% of the Fund’s net assets as of May 31, 2025.

(g)	Security is an interest bearing note with preferred security characteristics.
(h)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2025.

(i)	Value is zero.
(j)	Defaulted security.
(k)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of May 31, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of May 31, 2025.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	185	06/06/2025	EUR	25,045	194
Euro-BTP	118	06/06/2025	EUR	16,232	179
Euro-Bund	10	06/06/2025	EUR	1,491	6
Euro-Schatz	154	06/06/2025	EUR	18,776	78
U.S. Treasury 10 Year Note	36	09/19/2025	USD	3,993	50
U.S. Treasury 10 Year Ultra Note	52	09/19/2025	USD	5,866	93
U.S. Treasury Long Bond	250	09/19/2025	USD	28,281	757
Long Gilt	186	09/26/2025	GBP	22,926	308
U.S. Treasury 2 Year Note	21	09/30/2025	USD	4,358	9
U.S. Treasury 5 Year Note	1,075	09/30/2025	USD	116,419	778
					2,452
Short Contracts
Euro-Bobl	(10)	06/06/2025	EUR	(1,354)	(8)
Euro-Bund	(73)	06/06/2025	EUR	(10,886)	2
Euro-Buxl 30 Year Bond	(44)	06/06/2025	EUR	(6,082)	(162)
Euro-Schatz	(15)	06/06/2025	EUR	(1,829)	(1)
Japan 10 Year Bond	(31)	06/13/2025	JPY	(30,001)	(45)
U.S. Treasury 10 Year Note	(70)	09/19/2025	USD	(7,763)	(8)
U.S. Treasury 10 Year Ultra Note	(380)	09/19/2025	USD	(42,869)	(684)
U.S. Treasury Long Bond	(13)	09/19/2025	USD	(1,471)	(36)
U.S. Treasury Ultra Bond	(328)	09/19/2025	USD	(38,151)	(1,094)
Long Gilt	(4)	09/26/2025	GBP	(493)	(7)
U.S. Treasury 2 Year Note	(1,101)	09/30/2025	USD	(228,475)	(328)
U.S. Treasury 5 Year Note	(455)	09/30/2025	USD	(49,275)	(305)
					(2,676)
					(224)

Abbreviations
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	56,707	USD	64,265	HSBC Bank, NA	6/4/2025	128
EUR	249	USD	281	Morgan Stanley	6/4/2025	2
USD	79,528	EUR	69,850	Morgan Stanley	6/4/2025	211
AUD	4,464	USD	2,865	Standard Chartered Bank	6/24/2025	13
BRL	16,321	USD	2,835	Citibank, NA**	6/24/2025	5
CAD	3,998	USD	2,879	Barclays Bank plc	6/24/2025	37
CNY	20,768	USD	2,879	BNP Paribas**	6/24/2025	14
EUR	568	USD	633	Barclays Bank plc	6/24/2025	13
EUR	4,113	USD	4,640	BNP Paribas	6/24/2025	36
EUR	10,270	USD	11,620	Goldman Sachs International	6/24/2025	57
INR	245,870	USD	2,867	Citigroup Global Markets Holdings, Inc.**	6/24/2025	3
JPY	2,100,013	USD	14,457	BNP Paribas	6/24/2025	172
JPY	25,387	USD	176	Morgan Stanley	6/24/2025	1
KRW	15,917,170	USD	11,429	Citigroup Global Markets Holdings, Inc.**	6/24/2025	109
MXN	44,265	USD	2,243	Morgan Stanley	6/24/2025	33
THB	104,081	USD	3,145	Goldman Sachs International	6/24/2025	32
TWD	87,169	USD	2,914	Citibank, NA**	6/24/2025	17
TWD	101,806	USD	3,406	Goldman Sachs International**	6/24/2025	17
USD	2,601	AUD	4,014	Barclays Bank plc	6/24/2025	13
USD	2,924	AUD	4,513	BNP Paribas	6/24/2025	14
USD	3,988	BRL	22,542	Goldman Sachs International**	6/24/2025	66
USD	2,878	CNY	20,650	BNP Paribas**	6/24/2025	2
USD	24,281	MXN	472,121	Goldman Sachs International	6/24/2025	5
ZAR	52,947	USD	2,877	Goldman Sachs International	6/24/2025	63
ZAR	51,922	USD	2,876	Standard Chartered Bank	6/24/2025	7
USD	1,709	GBP	1,268	Barclays Bank plc	7/3/2025	1
Total unrealized appreciation						1,071
EUR	12,894	USD	14,670	BNP Paribas	6/4/2025	(29)
GBP	1,268	USD	1,709	Barclays Bank plc	6/4/2025	(1)
USD	1,696	GBP	1,268	BNP Paribas	6/4/2025	(13)
CLP	8,238,254	USD	8,815	HSBC Bank, NA**	6/24/2025	(108)
EUR	1,277	RON	6,576	Barclays Bank plc	6/24/2025	(20)
EUR	1,292	RON	6,649	Goldman Sachs International	6/24/2025	(20)
GBP	75	USD	102	HSBC Bank, NA	6/24/2025	(1)
INR	57,330	USD	670	HSBC Bank, NA**	6/24/2025	(1)
USD	2,644	CAD	3,669	BNP Paribas	6/24/2025	(33)
USD	2,221	COP	9,386,436	Goldman Sachs International**	6/24/2025	(32)
USD	4,877	CZK	108,025	Goldman Sachs International	6/24/2025	(48)
USD	603	EUR	535	BNP Paribas	6/24/2025	(5)
USD	5,736	GBP	4,315	Goldman Sachs International	6/24/2025	(79)
USD	300	GBP	223	HSBC Bank, NA	6/24/2025	(1)
USD	332	GBP	251	Morgan Stanley	6/24/2025	(6)
USD	9,284	HUF	3,347,772	Goldman Sachs International	6/24/2025	(116)
USD	13,035	IDR	215,849,908	HSBC Bank, NA**	6/24/2025	(149)
USD	2,938	KRW	4,086,588	Standard Chartered Bank**	6/24/2025	(24)
USD	2,879	MXN	56,463	Goldman Sachs International	6/24/2025	(24)
USD	4,966	PLN	18,750	Barclays Bank plc	6/24/2025	(40)
USD	4,601	PLN	17,400	HSBC Bank, NA	6/24/2025	(45)
USD	2,287	ZAR	41,825	HSBC Bank, NA	6/24/2025	(35)
USD	2,883	ZAR	52,212	Standard Chartered Bank	6/24/2025	(16)
USD	64,385	EUR	56,707	HSBC Bank, NA	7/3/2025	(128)
Total unrealized depreciation						(974)
Net unrealized appreciation						97

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
PLN	Polish Zloty
RON	Romanian Leu
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.51	USD 31,128	(1,708)	(524)	(2,232)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2025 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day CDI at termination	14.38 at termination	Pay	1/2/2029	BRL11,048	—	58	58
1 day CDI at termination	11.00 at termination	Pay	1/4/2027	BRL12,910	—	(142)	(142)
1 day CDI at termination	9.64 at termination	Pay	1/2/2026	BRL20,002	—	(212)	(212)
1 day CDI at termination	10.58 at termination	Pay	1/2/2026	BRL25,756	—	(195)	(195)
1 day CDI at termination	11.53 at termination	Pay	1/4/2027	BRL17,465	—	(135)	(135)
1 day CDI at termination	11.25 at termination	Pay	1/4/2027	BRL21,895	—	(196)	(196)
1 day CDI at termination	11.30 at termination	Pay	1/4/2027	BRL21,878	—	(191)	(191)
1 day SOFR annually	3.96 annually	Receive	2/15/2035	USD35,429	7	(396)	(389)
					7	(1,467)	(1,460)
					7	(1,409)	(1,402)

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2025 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	2.06%
1 day SOFR	4.35

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$191,912	$3,046	$194,958
Collateralized Mortgage Obligations	—	51,898	603	52,501
Commercial Mortgage-Backed Securities	—	66,908	7,500	74,408
Common Stocks
Broadline Retail	—	—	6	6
Machinery	—	—	— (a)	— (a)
Media	17	—	—	17
Specialty Retail	—	—	108	108
Total Common Stocks	17	—	114	131
Convertible Bonds	—	45,143	—	45,143
Convertible Preferred Stocks	—	—	—(b )	—(b )
Corporate Bonds
Aerospace & Defense	—	2,164	—	2,164
Automobile Components	—	5,693	—	5,693
Automobiles	—	6,574	—	6,574
Banks	—	126,866	—	126,866
Beverages	—	211	—	211
Biotechnology	—	5,351	—	5,351
Broadline Retail	—	684	—	684
Building Products	—	2,141	—	2,141
Capital Markets	—	46,503	—	46,503
Chemicals	—	7,620	—	7,620
Commercial Services & Supplies	—	4,576	—	4,576
Communications Equipment	—	350	—	350
Construction & Engineering	—	2,246	—	2,246
Construction Materials	—	1,040	—	1,040
Consumer Finance	—	19,878	—	19,878
Consumer Staples Distribution & Retail	—	506	— (b)	506
Containers & Packaging	—	4,480	—	4,480
Distributors	—	477	—	477
Diversified Consumer Services	—	492	—	492
Diversified REITs	—	451	—	451
Diversified Telecommunication Services	—	13,946	—	13,946
Electric Utilities	—	43,870	—	43,870
Electrical Equipment	—	183	—	183
Electronic Equipment, Instruments & Components	—	1,442	—	1,442
Energy Equipment & Services	—	1,129	—	1,129
Entertainment	—	4,681	—	4,681
Financial Services	—	2,979	—	2,979

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Food Products	$—	$4,776	$—	$4,776
Gas Utilities	—	529	—	529
Ground Transportation	—	2,602	—	2,602
Health Care Equipment & Supplies	—	2,441	—	2,441
Health Care Providers & Services	—	12,560	—	12,560
Health Care REITs	—	3,126	—	3,126
Health Care Technology	—	606	—	606
Hotel & Resort REITs	—	444	—	444
Hotels, Restaurants & Leisure	—	5,822	—	5,822
Household Durables	—	957	—	957
Household Products	—	639	—	639
Independent Power and Renewable Electricity Producers	—	3,023	—	3,023
Insurance	—	6,160	—	6,160
Interactive Media & Services	—	1,402	—	1,402
IT Services	—	1,370	—	1,370
Leisure Products	—	119	—	119
Machinery	—	1,278	—	1,278
Media	—	15,473	—	15,473
Metals & Mining	—	11,732	—	11,732
Multi-Utilities	—	6,783	—	6,783
Oil, Gas & Consumable Fuels	—	34,473	—	34,473
Paper & Forest Products	—	1,222	—	1,222
Passenger Airlines	—	434	—	434
Personal Care Products	—	476	—	476
Pharmaceuticals	—	7,500	—	7,500
Real Estate Management & Development	—	342	—	342
Retail REITs	—	581	—	581
Semiconductors & Semiconductor Equipment	—	6,826	—	6,826
Software	—	4,191	—	4,191
Specialized REITs	—	937	—	937
Specialty Retail	—	1,907	— (b)	1,907
Technology Hardware, Storage & Peripherals	—	846	—	846
Textiles, Apparel & Luxury Goods	—	637	—	637
Tobacco	—	5,720	—	5,720
Trading Companies & Distributors	—	1,240	—	1,240
Transportation Infrastructure	—	852	—	852
Wireless Telecommunication Services	—	7,620	—	7,620
Total Corporate Bonds	—	464,179	— (b)	464,179
Foreign Government Securities	—	109,324	—	109,324
Loan Assignments	—	15,839	—	15,839
Mortgage-Backed Securities	—	159,997	—	159,997
Preferred Stocks	—	—	380	380
Supranational	—	1,024	—	1,024
U.S. Treasury Obligations	—	28	—	28
Short-Term Investments
Investment Companies	110,105	—	—	110,105
Total Investments in Securities	$110,122	$1,106,252	$11,643	$1,228,017

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,071	$—	$1,071
Futures Contracts	2,454	—	—	2,454
Swaps	—	58	—	58
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(974)	$—	$(974)
Futures Contracts	(2,678)	—	—	(2,678)
Swaps	—	(1,991)	—	(1,991)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(224)	$(1,836)	$—	$(2,060)

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2025
Investments in Securities:
Asset-Backed Securities	$2,524	$—	$(18)	$— (b)	$699	$(159)	$—	$(700)	$700	$3,046
Collateralized Mortgage Obligations	3,458	—	9	— (b)	600	(2,764)	—	—	(700)	603
Commercial Mortgage-Backed Securities	5,999	—	1,809	— (b)	1,501	(2,744)	935	—	—	7,500
Common Stocks	105	—	9	—	—	—	—	—	—	114
Convertible Preferred Stocks	1,048	—	(1,096)	—	48	—	—	—	—	— (c)
Corporate Bonds	16	—	(18)	1	1	—	—	—	—	— (c)
Preferred Stocks	391	—	(11)	—	—	—	—	—	—	380
Warrants	— (b)	— (b)	— (b)	—	—	—	—	—	—	—
Total	$13,541	$— (b)	$684	$1	$2,849	$(5,667)	$935	$(700)	$—	$11,643

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
(c)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2025, which were valued using significant unobservable inputs (level 3) amounted to $679.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$ - (b )	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	- (b )
	3,046	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (6.94%)
			Yield (Discount Rate of Cash Flows)	4.77% - 8.27% (6.24%)
Asset-Backed securities	3,046
	- (b )	Terms of Restructuring	Expected Recovery	$0.00 ($0.00)

Convertible Preferred Stocks	- (b )
	- (b )	Terms of Restructuring	Expected Recovery	0.00 ($0.00)

Common Stocks	- (b )
Total	$3,046

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2025, the value of these investments was $8,597. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
As of May 31, 2025, the Fund held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc. - Common Stocks	11/28/2018	$858	$— (a)	0.0%
Claire's Stores, Inc. - Convertible Preferred Stocks	10/3/2018	1,363	— (a)	0.0%
		$2,221	$— (a)

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.29% (a) (b)	$90,922	$167,391	$148,188	$(3)	$(17)	$110,105	110,083	$1,048	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.